UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Australia--8.4%
AGL Energy	22,974	341,285
Alumina	132,098	313,450
Amcor	65,080	446,407
AMP	109,689	585,075
Asciano	147,855a	236,595
ASX	9,485	353,296
Australia & New Zealand Banking Group	132,793	3,133,778
AXA Asia Pacific Holdings	53,416	342,967
Bendigo and Adelaide Bank	20,512	200,005
BHP Billiton	174,657	7,705,379
Billabong International	8,993	72,804
BlueScope Steel	91,697	193,814
Boral	39,692	190,741
Brambles	72,477	518,823
Caltex Australia	6,352	85,115
CFS Retail Property Trust	115,692	209,351
Coca-Cola Amatil	31,007	347,473
Cochlear	2,889	222,073
Commonwealth Bank of Australia	80,439	4,207,166
Computershare	24,153	242,491
Crown	23,845	203,976
CSL	28,323	1,050,736
CSR	71,593	114,562
Dexus Property Group	242,514	200,683
Fairfax Media	105,013	141,342
Fortescue Metals Group	63,911a	406,529
Foster's Group	100,850	568,093
Goodman Fielder	66,293	83,279
Goodman Group	316,833	210,062
GPT Group	93,796	276,803
Harvey Norman Holdings	31,092	93,306
Incitec Pivot	83,565	358,251
Insurance Australia Group	110,789	420,839
James Hardie Industries-CDI	22,829a	142,025
Leighton Holdings	7,148	224,843
Lend Lease Group	27,459	241,188
MacArthur Coal	9,965	123,990
Macquarie Group	17,714	717,383
Map Group	41,877	124,836
Metcash	38,630	161,759
Mirvac Group	190,343	235,317
National Australia Bank	110,621	2,719,727
Newcrest Mining	40,050	1,476,603
OneSteel	73,726	199,933
Orica	18,395	464,914
Origin Energy	45,203	740,457
OZ Minerals	164,157	266,773
Paladin Energy	33,468a	163,167
Qantas Airways	55,702a	133,284
QBE Insurance Group	53,896	940,350
QR National	94,511	263,837
Ramsay Health Care	6,148	104,815
Rio Tinto	22,807	1,911,176
Santos	42,846	577,112
Sims Metal Management	8,218	157,886
Sonic Healthcare	18,514	220,394
SP Ausnet	62,635	54,953
Stockland	120,967	434,174
Suncorp Group	67,772	582,441
TABCORP Holdings	37,678	261,076
Tatts Group	70,864	175,215
Telstra	224,517	626,761
Toll Holdings	33,878	198,605

Transurban Group	70,829	368,618
Wesfarmers	52,643	1,786,065
Wesfarmers-PPS	7,780	267,682
Westfield Group	114,998	1,128,184
Westfield Retail Trust	156,966	414,712
Westpac Banking	155,161	3,556,446
Woodside Petroleum	32,233	1,338,154
Woolworths	63,701	1,695,713
WorleyParsons	10,577	291,575
		49,568,692
Austria--.3%
Erste Group Bank	9,607	482,069
IMMOFINANZ	49,649a	219,183
OMV	7,541	334,976
Raiffeisen Bank International	2,344	138,026
Telekom Austria	17,644	243,352
Verbund	3,340	133,689
Vienna Insurance Group	2,207	120,231
Voestalpine	5,799	260,577
		1,932,103
Belgium--.9%
Ageas	111,877	317,659
Anheuser-Busch InBev	37,403	2,072,475
Anheuser-Busch InBev (STRIP)	12,680a	70
Bekaert	2,164	217,115
Belgacom	7,731	278,178
Cie Nationale a Portefeuille	1,371	75,976
Colruyt	4,105	210,402
Delhaize Group	5,397	426,498
Dexia	31,667a	132,288
Groupe Bruxelles Lambert	4,113	370,705
Groupe Bruxelles Lambert (STRIP)	236a	3
KBC Groep	8,356a	335,150
Mobistar	1,360	85,034
Solvay	3,065	321,044
UCB	5,144	184,246
Umicore	5,756	295,538
		5,322,381
China--.0%
Foxconn International Holdings	132,000a	93,466

Yangzijiang Shipbuilding Holdings	81,000	117,703
		211,169
Denmark--1.0%
AP Moller - Maersk, Cl. A	30	282,759
AP Moller - Maersk, Cl. B	68	662,179
Carlsberg, Cl. B	5,582	556,917
Coloplast, Cl. B	1,189	172,965
Danske Bank	23,393a	628,115
DSV	10,631	222,298
Novo Nordisk, Cl. B	21,700	2,448,359
Novozymes, Cl. B	2,468	342,002
Tryg	1,536	83,389
Vestas Wind Systems	10,261a	354,205
William Demant Holding	1,278a	102,475
		5,855,663
Finland--1.1%
Elisa	6,364	140,300
Fortum	22,743	701,569
Kesko, Cl. B	3,623	174,645
Kone, Cl. B	8,003	436,473
Metso	6,835	365,275
Neste Oil	6,406	121,025
Nokia	193,896	2,078,815
Nokian Renkaat	5,429	196,352
Orion, Cl. B	4,426	100,184
Outokumpu	7,143	133,284
Pohjola Bank	7,347	98,109
Rautaruukki	4,060	101,418

Sampo, Cl. A	21,632	637,640
Sanoma	4,669	109,333
Stora Enso, Cl. R	29,938	356,683
UPM-Kymmene	27,030	557,358
Wartsila	4,180	323,218
		6,631,681
France--9.4%
Accor	7,894	361,480
Aeroports de Paris	1,537	129,363
Air France	7,338a	134,307
Air Liquide	14,806	1,851,892
Alcatel-Lucent	118,275a	395,661
Alstom	10,751	600,864
Atos Origin	2,389a	133,192
AXA	89,972	1,907,028
BioMerieux	590	64,485
BNP Paribas	49,757	3,724,663
Bouygues	11,866	553,288
Bureau Veritas	2,465	179,082
Cap Gemini	7,608	383,899
Carrefour	31,392	1,540,140
Casino Guichard Perrachon	3,007	294,232
Christian Dior	3,253	447,550
Cie de St-Gobain	20,522	1,190,709
Cie Generale d'Optique Essilor International	10,612	710,362
Cie Generale de Geophysique-Veritas	8,008a	243,295
Cie Generale des Etablissements Michelin, Cl. B	9,025	657,891
CNP Assurances	8,148	179,853
Credit Agricole	49,205	727,899
Danone	30,523	1,840,863
Dassault Systemes	3,123	245,596
Edenred	7,894a	189,019
EDF	13,562	598,715
Eiffage	2,009	103,357
Eramet	324	115,272
Eurazeo	1,682	124,134
Eutelsat Communications	5,239	191,383
Fonciere des Regions	1,548	155,927
France Telecom	96,005	2,100,056
GDF Suez	64,131	2,547,602
Gecina	1,000	119,703
Groupe Eurotunnel	26,075	253,532
Hermes International	493	99,629
ICADE	1,094	118,926
Iliad	735	78,146
Imerys	1,905	125,626
JC Decaux	3,387a	108,521
Klepierre	4,591	167,177
L'Oreal	12,566	1,460,942
Lafarge	10,508	623,444
Lagardere	6,046	269,438
Legrand	8,042	324,320
LVMH Moet Hennessy Louis Vuitton	12,678	1,982,377
Metropole Television	3,249	79,578
Natixis	46,403a	246,651
Neopost	1,569	142,210
PagesJaunes Groupe	6,051	62,212
Pernod-Ricard	10,419	994,632
Peugeot	7,792a	327,057
PPR	3,880	621,053
Publicis Groupe	6,643	342,355
Renault	10,002a	655,268
Safran	8,590	310,912
Sanofi-Aventis	54,445	3,722,898
Schneider Electric	12,583	1,964,935
SCOR	8,435	233,776
Societe BIC	1,432	123,137
Societe Generale	32,855	2,127,451
Societe Television Francaise 1	6,190	120,382

Sodexo	4,880	336,333
Suez Environnement	14,826	306,626
Technip	5,002	486,697
Thales	4,382	163,081
Total	109,873	6,434,452
Unibail-Rodamco	4,801a	917,560
Vallourec	5,660	615,671
Veolia Environnement	17,750	555,577
Vinci	22,697	1,315,815
Vivendi	63,988	1,836,588
		55,397,747
Germany--7.8%
Adidas	10,707	667,765
Allianz	23,548	3,275,264
Axel Springer	695	110,626
BASF	47,680	3,672,469
Bayer	42,912	3,168,730
Bayerische Motoren Werke	17,371	1,335,590
Beiersdorf	5,218	286,300
Brenntag	1,624	154,120
Celesio	3,952	99,966
Commerzbank	36,589a	279,162
Continental	2,534a	199,763
Daimler	46,836a	3,430,235
Deutsche Bank	48,302	2,858,824
Deutsche Boerse	10,223	775,916
Deutsche Lufthansa	11,634a	244,758
Deutsche Post	44,384	814,793
Deutsche Telekom	148,345	1,980,537
E.ON	93,435	3,119,240
Fraport AG Frankfurt Airport Services Worldwide	1,957	137,963
Fresenius	5,710	498,516
Fresenius Medical Care & Co.	9,802	574,300
GEA Group	9,030	257,818
Hannover Rueckversicherung	3,039	170,222
HeidelbergCement	7,142	467,360
Henkel & Co.	6,718	345,898
Hochtief	2,305	204,305
Infineon Technologies	56,400a	597,025
K+S	7,318	541,684
Kabel Deutschland Holding	3,111	156,960
Lanxess	4,554	331,471
Linde	8,864	1,293,646
MAN	5,407	625,957
Merck	3,332	285,513
Metro	6,743	475,456
Muenchener Rueckversicherungs	9,739	1,527,498
Puma	268	83,921
RWE	21,949	1,583,154
Salzgitter	2,195	177,853
SAP	44,482	2,574,795
Siemens	42,757	5,488,611
Suedzucker	3,046	81,371
ThyssenKrupp	17,127	694,106
TUI	7,370a	101,650
United Internet	5,818	96,636
Volkswagen	1,464	222,794
Wacker Chemie	762	137,902
		46,208,443
Greece--.3%
Alpha Bank	25,409a	149,098
Bank of Cyprus Public	46,122	195,392
Coca-Cola Hellenic Bottling	9,393	277,003
EFG Eurobank Ergasias	16,597a	97,390
Hellenic Telecommunications Organization	13,152	135,958
National Bank of Greece	49,923a	483,221
OPAP	10,949	220,814
Public Power	6,826	111,834
		1,670,710

Hong Kong--2.7%
AIA Group	411,000	1,130,866
ASM Pacific Technology	9,600	114,586
Bank of East Asia	78,350	339,702
BOC Hong Kong Holdings	189,500	611,349
Cathay Pacific Airways	63,000	158,717
Cheung Kong Holdings	73,000	1,204,220
Cheung Kong Infrastructure Holdings	27,000	128,320
CLP Holdings	100,788	817,733
Esprit Holdings	59,759	283,243
Hang Lung Group	41,000	259,019
Hang Lung Properties	125,000	548,376
Hang Seng Bank	39,100	645,000
Henderson Land Development	58,762	407,413
Hong Kong & China Gas	225,231	509,646
Hong Kong Exchanges & Clearing	53,700	1,231,640
HongKong Electric Holdings	71,000	449,912
Hopewell Holdings	33,000	107,097
Hutchison Whampoa	111,800	1,303,610
Hysan Development	34,000	162,242
Kerry Properties	36,000	192,336
Li & Fung	118,600	769,038
Lifestyle International Holdings	27,500	68,294
Link REIT	112,500	352,836
Mongolia Energy	190,000a	53,375
MTR	76,500	279,672
New World Development	138,191	261,642
NWS Holdings	60,000	101,594
Orient Overseas International	11,300	113,279
PCCW	167,000	78,833
Shangri-La Asia	73,000	190,559
Sino Land	130,664	247,056
SJM Holdings	74,000	123,970
Sun Hung Kai Properties	73,699	1,228,986
Swire Pacific, Cl. A	40,000	629,061
Wharf Holdings	71,192	537,884
Wheelock & Co.	49,000	198,621
Wing Hang Bank	10,500	141,289

Yue Yuen Industrial Holdings	39,800	137,079
		16,118,095
Ireland--.2%
Anglo Irish Bank	35,225a,b	48
CRH	36,280	780,921
Elan	23,710a	161,558
Governor & Co. of the Bank of Ireland	129,718a	54,065
Kerry Group, Cl. A	7,435	240,362
Ryanair Holdings	4,000	20,011
		1,256,965
Israel--.8%
Bank Hapoalim	50,958a	231,181
Bank Leumi Le-Israel	60,678	273,969
Bezeq Israeli Telecommunication	88,933	237,570
Cellcom Israel	2,512	75,839
Delek Group	202	45,412
Elbit Systems	1,178	59,698
Israel	117a	134,039
Israel Chemicals	22,812	358,007
Israel Discount Bank, Cl. A	45,964a	91,488
Makhteshim-Agan Industries	12,148a	58,878
Mizrahi Tefahot Bank	6,222	59,205
NICE Systems	3,141a	102,195
Partner Communications	4,318	82,758
Teva Pharmaceutical Industries	48,524	2,627,797
		4,438,036
Italy--2.7%
A2A	55,689	82,840
Assicurazioni Generali	61,269	1,338,125
Atlantia	12,804	291,754

Autogrill	6,976a	100,519
Banca Carige	32,548	77,110
Banca Monte dei Paschi di Siena	111,297a	141,832
Banco Popolare	80,055	285,091
Enel	344,563	1,949,826
Enel Green Power	78,085	173,537
ENI	135,092	3,204,173
EXOR	3,792	117,078
Fiat	40,975	398,295
Fiat Industrial	40,975a	555,310
Finmeccanica	22,471	303,920
Intesa Sanpaolo	404,120	1,346,346
Intesa Sanpaolo-RSP	47,999	138,524
Luxottica Group	5,885	178,634
Mediaset	37,823	245,925
Mediobanca	23,810	240,911
Parmalat	96,284	305,594
Pirelli & C	11,503	88,001
Prysmian	9,251	186,950
Saipem	13,551	678,860
Snam Rete Gas	72,977	383,450
Telecom Italia	494,749	704,081
Telecom Italia-RSP	319,041	379,889
Terna Rete Elettrica Nazionale	67,119	293,546
UniCredit	706,708	1,752,745
Unione di Banche Italiane	32,249	334,476
		16,277,342
Japan--21.7%
77 Bank	17,000	92,335
ABC-Mart	1,600	58,274
Advantest	8,200	168,043
Aeon	30,400	382,922
Aeon Credit Service	3,960	55,632
Aeon Mall	3,900	102,296
Air Water	7,000	92,018
Aisin Seiki	9,900	376,401
Ajinomoto	34,800	386,100
Alfresa Holdings	1,900	78,500
All Nippon Airways	41,000a	150,629
Amada	20,000	174,539
Aozora Bank	21,959	48,512
Asahi Breweries	20,100	378,301
Asahi Glass	51,800	646,789
Asahi Kasei	65,900	450,433
Asics	9,000	119,956
Astellas Pharma	22,879	875,451
Bank of Kyoto	17,000	157,281
Bank of Yokohama	63,000	316,038
Benesse Holdings	3,700	166,191
Bridgestone	34,000	654,022
Brother Industries	12,900	197,602
Canon	58,850	2,891,142
Canon Marketing Japan	2,900	41,626
Casio Computer	13,100	98,174
Central Japan Railway	79	667,253
Chiba Bank	39,000	243,244
Chiyoda	8,000	71,183
Chubu Electric Power	33,600	841,538
Chugai Pharmaceutical	11,428	210,762
Chugoku Bank	9,000	107,982
Chugoku Electric Power	15,700	325,766
Chuo Mitsui Trust Holdings	52,380	210,978
Citizen Holdings	12,400	80,366
Coca-Cola West	2,700	49,268
Cosmo Oil	36,000	116,441
Credit Saison	8,600	147,480
Dai Nippon Printing	28,800	394,405
Dai-ichi Life Insurance	420	660,271
Daicel Chemical Industries	15,000	109,301

Daido Steel	14,200	89,606
Daihatsu Motor	11,000	182,326
Daiichi Sankyo	35,483	771,765
Daikin Industries	12,700	439,609
Dainippon Sumitomo Pharma	9,000	80,959
Daito Trust Construction	4,100	287,746
Daiwa House Industry	25,400	310,331
Daiwa Securities Group	87,000	430,062
Dena	4,000	144,465
Denki Kagaku Kogyo	27,600	134,749
Denso	25,500	939,949
Dentsu	9,200	280,840
Dowa Holdings	11,350	79,933
East Japan Railway	17,900	1,184,157
Eisai	13,000	451,105
Electric Power Development	5,980	185,757
Elpida Memory	9,400a	136,302
FamilyMart	3,000	111,681
FANUC	9,900	1,566,020
Fast Retailing	2,800	408,397
Fuji Electric Holdings	29,000	93,446
Fuji Heavy Industries	31,000	265,995
Fuji Media Holdings	11	17,105
FUJIFILM Holdings	24,400	883,022
Fujitsu	97,800	609,982
Fukuoka Financial Group	39,000	167,558
Furukawa Electric	35,000	155,926
Gree	4,300	69,121
GS Yuasa	21,000	146,869
Gunma Bank	22,000	126,742
Hachijuni Bank	21,000	120,469
Hakuhodo DY Holdings	1,170	66,975
Hamamatsu Photonics	3,200	117,173
Hankyu Hanshin Holdings	63,000	292,201
Hino Motors	12,000	67,668
Hirose Electric	1,600	172,049
Hiroshima Bank	24,000	102,527
Hisamitsu Pharmaceutical	3,400	137,361
Hitachi	236,900	1,295,389
Hitachi Chemical	5,200	118,179
Hitachi Construction Machinery	5,000	117,906
Hitachi High-Technologies	3,900	96,536
Hitachi Metals	8,000	94,227
Hokkaido Electric Power	9,600	199,897
Hokuhoku Financial Group	63,000	127,646
Hokuriku Electric Power	9,300	227,023
Honda Motor	84,620	3,589,094
Hoya	22,800	538,206
Ibiden	7,100	240,393
Idemitsu Kosan	1,100	115,867
IHI	73,000	165,727
INPEX	114	731,893
Isetan Mitsukoshi Holdings	20,020	225,051
Isuzu Motors	61,000	287,392
Ito En	3,300	56,953
ITOCHU	79,500	865,544
Itochu Techno-Solutions	1,400	48,837
Iyo Bank	14,000	119,443
J Front Retailing	26,800	138,694
Japan Petroleum Exploration	1,400	56,988
Japan Prime Realty Investment	36	96,624
Japan Real Estate Investment	26	260,539
Japan Retail Fund Investment	78	143,471
Japan Steel Works	17,000	177,823
Japan Tobacco	236	887,196
JFE Holdings	24,260	780,240
JGC	11,000	268,522
Joyo Bank	31,462	139,012
JS Group	12,924	282,993

JSR	9,100	187,931
JTEKT	10,800	135,379
Jupiter Telecommunications	120	123,032
JX Holdings	117,776	797,824
Kajima	40,800	107,565
Kamigumi	12,400	104,279
Kaneka	16,000	112,096
Kansai Electric Power	39,799	986,110
Kansai Paint	11,000	113,182
Kao	28,300	740,919
Kawasaki Heavy Industries	76,000	270,865
Kawasaki Kisen Kaisha	35,000	146,100
KDDI	153	860,893
Keikyu	24,000	205,639
Keio	31,000	208,483
Keisei Electric Railway	13,000	88,063
Keyence	2,205	586,170
Kikkoman	8,000	86,708
Kinden	6,000	53,753
Kintetsu	81,354	251,221
Kirin Holdings	43,000	579,421
Kobe Steel	127,000	311,571
Koito Manufacturing	6,000	104,064
Komatsu	49,800	1,485,551
Konami	5,200	104,152
Konica Minolta Holdings	25,000	241,670
Kubota	61,000	621,689
Kuraray	18,500	260,124
Kurita Water Industries	5,700	178,451
Kyocera	8,500	886,000
Kyowa Hakko Kirin	14,705	150,406
Kyushu Electric Power	19,500	439,363
Lawson	3,100	154,943
Mabuchi Motor	1,500	73,874
Makita	5,700	247,327
Marubeni	87,000	655,181
Marui Group	10,900	92,330
Maruichi Steel Tube	2,000	44,160
Matsui Securities	8,000	53,216
Mazda Motor	78,000	230,392
McDonald's Holdings Japan	3,000	73,343
Medipal Holdings	7,700	80,449
MEIJI Holdings	3,521	159,655
Minebea	18,000	106,994
Miraca Holdings	2,600	99,805
Mitsubishi	71,100	1,982,955
Mitsubishi Chemical Holdings	68,600	478,936
Mitsubishi Electric	102,000	1,126,694
Mitsubishi Estate	62,000	1,172,953
Mitsubishi Gas Chemical	20,000	139,631
Mitsubishi Heavy Industries	156,700	621,598
Mitsubishi Logistics	6,000	80,117
Mitsubishi Materials	61,000a	187,624
Mitsubishi Motors	203,000a	282,461
Mitsubishi Tanabe Pharma	11,000	176,285
Mitsubishi UFJ Financial Group	661,190	3,437,897
Mitsubishi UFJ Lease & Finance	2,910	118,098
Mitsui & Co.	91,100	1,534,456
Mitsui Chemicals	49,000	175,833
Mitsui Engineering & Shipbuilding	34,000	94,202
Mitsui Fudosan	43,000	875,430
Mitsui Mining & Smelting	34,000	120,347
Mitsui OSK Lines	62,000	404,858
Mitsumi Electric	4,800	79,443
Mizuho Financial Group	1,059,000	2,042,256
Mizuho Securities	34,000	89,637
Mizuho Trust & Banking	92,000a	89,833
MS&AD Insurance Group Holdings	28,457	677,994
Murata Manufacturing	10,400	789,552

Nabtesco	4,500	106,170
Namco Bandai Holdings	10,350	113,568
NEC	140,800	400,420
NGK Insulators	13,000	219,602
NGK Spark Plug	8,000	124,399
NHK Spring	7,000	79,287
Nidec	5,600	528,353
Nikon	16,200	375,687
Nintendo	5,150	1,394,202
Nippon Building Fund	27	283,413
Nippon Electric Glass	18,085	272,610
Nippon Express	44,000	185,817
Nippon Meat Packers	9,000	119,187
Nippon Paper Group	4,900	127,748
Nippon Sheet Glass	51,000	132,589
Nippon Steel	269,100	919,663
Nippon Telegraph & Telephone	27,300	1,269,535
Nippon Yusen	81,800	358,430
Nishi-Nippon City Bank	33,000	102,710
Nissan Chemical Industries	7,000	86,635
Nissan Motor	130,500	1,322,043
Nisshin Seifun Group	9,800	123,442
Nisshin Steel	42,000	83,046
Nisshinbo Holdings	7,000	77,664
Nissin Foods Holdings	3,200	113,775
Nitori Holdings	1,950	163,512
Nitto Denko	8,600	429,318
NKSJ Holdings	72,500a	495,545
NOK	5,300	106,867
Nomura Holdings	185,700	1,131,018
Nomura Real Estate Holdings	5,400	98,338
Nomura Real Estate Office Fund	12	85,390
Nomura Research Institute	5,700	123,977
NSK	23,000	220,652
NTN	25,000	136,397
NTT Data	65	211,510
NTT DoCoMo	791	1,414,396
NTT Urban Development	55	56,792
Obayashi	35,000	167,460
Obic	350	67,326
Odakyu Electric Railway	32,000	297,229
OJI Paper	44,000	205,688
Olympus	11,000	309,069
Omron	10,500	270,542
Ono Pharmaceutical	4,200	204,540
ORACLE JAPAN	2,000	91,664
Oriental Land	2,700	249,140
ORIX	5,460	539,802
Osaka Gas	101,000	382,155
OTSUKA	1,000	63,469
Otsuka Holdings	13,200	328,187
Panasonic	102,895	1,411,619
Rakuten	372	327,821
Resona Holdings	31,600	163,149
Ricoh	36,000	513,658
Rinnai	1,800	114,024
Rohm	5,100	330,538
Sankyo	2,800	155,669
Santen Pharmaceutical	3,800	136,639
Sapporo Hokuyo Holdings	15,000	72,867
Sapporo Holdings	13,000	57,757
SBI Holdings	1,112	148,620
Secom	11,000	519,590
Sega Sammy Holdings	9,984	200,338
Seiko Epson	6,700	111,380
Sekisui Chemical	22,000	169,169
Sekisui House	31,000	302,319
Senshu Ikeda Holdings	41,600	60,930
Seven & I Holdings	39,660	1,028,168

Seven Bank	26	58,772
Sharp	51,000	529,733
Shikoku Electric Power	9,200	272,306
Shimadzu	12,000	95,057
Shimamura	1,200	107,653
Shimano	3,500	175,150
Shimizu	29,000	123,532
Shin-Etsu Chemical	21,600	1,218,015
Shinko Electric Industries	4,200	47,419
Shinsei Bank	50,000a	57,366
Shionogi & Co.	15,400	283,452
Shiseido	18,000	362,944
Shizuoka Bank	31,400	288,207
Showa Denko	72,000	159,063
Showa Shell Sekiyu	11,300	98,063
SMC	2,900	491,651
Softbank	42,600	1,467,836
Sojitz	66,600	147,133
Sony	52,580	1,815,560
Sony Financial Holdings	43	159,288
Square Enix Holdings	3,700	64,580
Stanley Electric	8,200	153,931
Sumco	6,800a	103,830
Sumitomo	59,300	854,794
Sumitomo Chemical	82,000	424,362
Sumitomo Electric Industries	38,500	560,137
Sumitomo Heavy Industries	29,000	185,121
Sumitomo Metal Industries	173,000	405,419
Sumitomo Metal Mining	27,000	443,244
Sumitomo Mitsui Financial Group	69,600	2,371,820
Sumitomo Realty & Development	19,000	461,723
Sumitomo Rubber Industries	9,400	99,358
Sumitomo Trust & Banking	74,000	447,089
Suruga Bank	12,000	112,340
Suzuken	3,720	106,247
Suzuki Motor	17,100	414,508
Sysmex	1,600	104,675
T&D Holdings	14,650	369,245
Taisei	58,000	138,753
Taisho Pharmaceutical	8,000	177,127
Taiyo Nippon Sanso	15,000	127,792
Takashimaya	15,000	123,764
Takeda Pharmaceutical	39,300	1,894,727
TDK	6,600	434,200
Teijin	47,000	226,596
Terumo	9,100	472,049
THK	6,700	174,676
Tobu Railway	45,000	248,810
Toho	5,800	95,499
Toho Gas	22,000	113,048
Tohoku Electric Power	22,300	496,735
Tokio Marine Holdings	38,100	1,137,466
Tokuyama	18,000	94,471
Tokyo Electric Power	74,472	1,813,397
Tokyo Electron	8,800	574,637
Tokyo Gas	135,000	588,246
Tokyo Steel Manufacturing	5,500	58,605
Tokyo Tatemono	19,000	87,428
Tokyu	57,820	262,529
Tokyu Land	24,000	123,325
TonenGeneral Sekiyu	14,000	158,062
Toppan Printing	28,000	254,949
Toray Industries	77,000	511,266
Toshiba	212,000	1,254,974
Tosoh	29,000	94,154
TOTO	14,000	100,134
Toyo Seikan Kaisha	8,700	163,211
Toyo Suisan Kaisha	5,000	106,860
Toyoda Gosei	3,600	84,189

Toyota Boshoku	4,200	74,537
Toyota Industries	9,600	304,885
Toyota Motor	143,414	5,951,515
Toyota Tsusho	11,600	204,306
Trend Micro	5,200	157,149
Tsumura & Co.	3,100	97,696
Ube Industries	46,600	140,488
UNICHARM	6,300	242,988
UNY	9,000	87,221
Ushio	5,900	119,757
USS	980	78,706
West Japan Railway	88	336,189
Yahoo! Japan	751	283,699
Yakult Honsha	5,100	144,167
Yamada Denki	4,410	299,813
Yamaguchi Financial Group	11,000	110,631
Yamaha	9,200	113,077
Yamaha Motor	13,600a	251,649
Yamato Holdings	20,600	313,287
Yamato Kogyo	2,800	84,345
Yamazaki Baking	6,000	71,622
Yaskawa Electric	12,000	129,916
Yokogawa Electric	11,500	92,500
		128,212,809
Luxembourg--.6%
Acergy	14,829	359,468
APERAM	2,249	92,366
ArcelorMittal	44,989	1,641,313
Millicom International Cellular, SDR	4,027	381,392
SES	16,018	386,510
Tenaris	24,082	564,584
		3,425,633
Macau--.1%
Sands China	130,213a	322,369
Wynn Macau	78,800	218,840
		541,209
Netherlands--2.7%
Aegon	81,616a	605,359
Akzo Nobel	12,145	760,696
ASML Holding	22,623	945,998
Corio	2,950	192,659
Delta Lloyd	3,776	95,385
European Aeronautic Defence and Space	20,994a	605,881
Fugro	3,759	303,342
Heineken	13,262	668,473
Heineken Holding	5,874	261,088
ING Groep	198,369a	2,263,842
Koninklijke Ahold	62,795	851,455
Koninklijke Boskalis Westminster	3,558	171,415
Koninklijke DSM	8,006	474,670
Koninklijke KPN	81,120	1,280,655
Koninklijke Philips Electronics	51,671	1,612,704
Koninklijke Vopak	3,832	185,535
QIAGEN	11,934a	220,227
Randstad Holding	5,958a	325,677
Reed Elsevier	34,899	455,119
SBM Offshore	8,291	197,900
STMicroelectronics	32,926	399,009
TNT	19,165	519,333
Unilever	84,456	2,501,641
Wolters Kluwer	15,164	348,024
		16,246,087
New Zealand--.1%
Auckland International Airport	56,228	97,354
Contact Energy	16,082a	76,448
Fletcher Building	32,253	192,709
Sky City Entertainment Group	33,202	84,177
Telecom Corporation of New Zealand	108,961	192,026
		642,714

Norway--.8%
Aker Solutions	8,329	151,508
DnB NOR	51,118	703,587
Norsk Hydro	47,819	358,811
Orkla	41,365	372,403
Renewable Energy	29,300a	93,897
SeaDrill	14,482	476,386
Statoil	58,574	1,421,770
Telenor	43,766	675,136
Yara International	9,814	552,382
		4,805,880
Portugal--.3%
Banco Comercial Portugues, Cl. R	154,733	124,526
Banco Espirito Santo	27,218	110,456
Brisa Auto-Estradas de Portugal	9,633	70,208
Cimpor-Cimentos de Portugal	12,398	83,357
Energias de Portugal	96,162	369,940
Galp Energia, Cl. B	12,510	255,726
Jeronimo Martins	11,415	172,777
Portugal Telecom	31,709	367,784
		1,554,774
Singapore--1.7%
Ascendas Real Estate Investment Trust	74,281	121,287
CapitaLand	132,500	372,656
CapitaMall Trust	120,000	178,125
Capitamalls Asia	74,000	108,109
City Developments	30,000	266,250
ComfortDelgro	93,700	115,661
Cosco Singapore	48,000	81,750
DBS Group Holdings	89,588	1,051,259
Fraser and Neave	50,150	248,791
Genting Singapore	312,527a	493,207
Global Logistic Properties	90,843	147,620
Golden Agri-Resources	374,440	206,235
Jardine Cycle & Carriage	5,422	144,022
Keppel	67,000	612,422
Keppel Land	36,000	126,000
Neptune Orient Lines	56,000a	96,250
Noble Group	161,963	275,843
Olam International	59,300	140,837
Oversea-Chinese Banking	126,942	978,842
SembCorp Industries	53,254	214,680
SembCorp Marine	41,000	172,648
Singapore Airlines	27,733	319,796
Singapore Exchange	46,000	304,031
Singapore Press Holdings	80,075	248,358
Singapore Technologies Engineering	92,000	232,875
Singapore Telecommunications	418,951	1,014,647
StarHub	26,918	53,626
United Overseas Bank	64,112	991,732
UOL Group	23,111	85,583
Wilmar International	98,000	402,719
		9,805,861
Spain--3.6%
Abertis Infraestructuras	16,293	320,101
Acciona	1,296	112,278
Acerinox	5,086	86,743
ACS Actividades de Construccion y Servicios	7,321	378,401
Amadeus IT Holding, Cl. A	11,255	236,398
Banco Bilbao Vizcaya Argentaria	221,518	2,723,306
Banco de Sabadell	57,687	276,338
Banco de Valencia	11,097	53,858
Banco Popular Espanol	45,199	272,164
Banco Santander	427,568	5,246,485
Bankinter	16,421	112,206
Criteria Caixacorp	42,917	296,610
EDP Renovaveis	13,006a	77,388
Enagas	8,939	188,795
Ferrovial	23,356	277,272

Fomento de Construcciones y Contratas	3,199	93,331
Gas Natural	16,252	268,939
Gestevision Telecinco	9,934	125,028
Grifols	6,640	101,322
Iberdrola	208,802	1,792,046
Iberdrola Renovables	48,509	183,557
Inditex	11,485	869,024
Indra Sistemas	5,136	96,821
International Consolidated Airlines Group	53,331a	219,171
Mapfre	40,701	138,499
Red Electrica	5,475	279,759
Repsol	38,505	1,212,866
Telefonica	213,445	5,368,388
Zardoya Otis	7,387	117,177
		21,524,271
Sweden--3.2%
Alfa Laval	17,158	366,627
Assa Abloy, Cl. B	16,208	442,363
Atlas Copco, Cl. A	34,477	829,989
Atlas Copco, Cl. B	20,174	440,485
Boliden	13,856	289,823
Electrolux, Ser. B	12,421	354,458
Getinge, Cl. B	10,269	250,088
Hennes & Mauritz, Cl. B	53,541	1,761,872
Hexagon, Cl. B	13,986	301,677
Holmen, Cl. B	3,004	114,362
Husqvarna, Cl. B	20,545	171,415
Industrivarden, Cl. C	5,510	92,030
Investor, Cl. B	23,197	537,875
Kinnevik Investment, Cl. B	11,875	265,192
Modern Times Group, Cl. B	2,552	177,601
Nordea Bank	169,357	2,062,230
Ratos, Cl. B	5,558	209,087
Sandvik	52,869	1,040,895
Scania, Cl. B	16,508	371,736
Securitas, Cl. B	15,857	191,608
Skandinaviska Enskilda Banken, Cl. A	73,450	668,792
Skanska, Cl. B	20,691	420,239
SKF, Cl. B	20,274	580,451
SSAB, Cl. A	9,760	160,890
Svenska Cellulosa, Cl. B	29,154	510,062
Svenska Handelsbanken, Cl. A	25,791	881,192
Swedbank, Cl. A	36,621a	576,345
Swedish Match	11,752	339,387
Tele2, Cl. B	16,050	355,682
Telefonaktiebolaget LM Ericsson, Cl. B	157,789	1,950,815
TeliaSonera	118,118	975,400
Volvo, Cl. B	71,086a	1,234,836
		18,925,504
Switzerland--7.8%
ABB	113,622a	2,695,295
Actelion	5,617a	305,165
Adecco	6,268	407,905
Aryzta	4,740	209,596
Baloise Holding	2,556	264,128
Cie Financiere Richemont, Cl. A	27,359	1,495,115
Credit Suisse Group	58,403	2,623,520
GAM Holding	11,520a	207,192
Geberit	2,016	427,380
Givaudan	442	439,813
Holcim	12,920	908,862
Julius Baer Group	10,717	487,235
Kuehne & Nagel International	2,891	375,662
Lindt & Spruengli	6	175,948
Lindt & Spruengli-PC	47	122,996
Logitech International	9,187a	172,956
Lonza Group	2,668	211,106
Nestle	180,252	9,792,864
Novartis	109,692	6,134,534

Pargesa Holding-BR	1,539	136,269
Roche Holding	36,511	5,579,715
Schindler Holding-PC	3,518	394,162
SGS	278	454,433
Sika-BR	104	229,217
Sonova Holding	2,369	298,755
Straumann Holding	380	93,458
Swatch Group	2,143	155,083
Swatch Group-BR	1,609	648,292
Swiss Life Holding	1,524a	244,417
Swiss Reinsurance	18,529	1,063,842
Swisscom	1,214	538,106
Syngenta	4,960	1,605,210
Synthes	3,082	408,681
Transocean	16,516a	1,307,711
UBS	188,861a	3,402,774
Zurich Financial Services	7,540	2,069,458
		46,086,855
United Kingdom--21.1%
3i Group	49,824	247,396
Admiral Group	10,809	284,456
Aggreko	13,180	302,942
AMEC	17,013	327,005
Anglo American	68,480	3,359,175
Antofagasta	20,373	458,810
ARM Holdings	67,291	556,160
Associated British Foods	18,863	320,869
AstraZeneca	74,396	3,611,242
Autonomy	11,216a	268,759
Aviva	144,392	1,024,103
Babcock International Group	19,762	182,641
BAE Systems	175,353	960,577
Balfour Beatty	33,777	181,512
Barclays	593,565	2,792,794
BG Group	175,588	3,940,268
BHP Billiton	114,647	4,370,513
BP	977,219	7,589,131
British American Tobacco	103,680	3,827,883
British Land	44,401	368,752
British Sky Broadcasting Group	60,158	727,500
BT Group	407,365	1,145,127
Bunzl	16,760	204,158
Burberry Group	23,186	398,862
Cable & Wireless Worldwide	140,485	159,202
Cairn Energy	74,002a	491,079
Capita Group	31,077	337,988
Capital Shopping Centres Group	29,284	172,424
Carnival	9,179	419,018
Centrica	269,742	1,382,151
Cobham	58,884	198,066
Compass Group	98,184	873,610
Diageo	129,891	2,500,785
Essar Energy	18,577	154,580
Eurasian Natural Resources	13,200	212,910
Experian	52,763	654,974
Firstgroup	25,087	150,324
Fresnillo	9,006	186,952
G4S	72,991	314,028
GlaxoSmithKline	269,833	4,877,411
Hammerson	35,663	245,172
Home Retail Group	44,656	154,428
HSBC Holdings	916,040	9,986,174
ICAP	27,917	239,901
Imperial Tobacco Group	53,330	1,523,910
Inmarsat	23,343	254,435
Intercontinental Hotels Group	15,563	327,802
International Power	79,135	535,916
Intertek Group	8,606	239,438
Invensys	41,117	221,417

Investec	26,347	202,017
ITV	187,172a	232,946
J Sainsbury	64,644	395,017
Johnson Matthey	11,081	341,667
Kazakhmys	10,953	264,210
Kingfisher	120,262	485,425
Land Securities Group	39,463	426,349
Legal & General Group	304,912	542,114
Lloyds Banking Group	2,116,075a	2,141,428
London Stock Exchange Group	7,101	96,224
Lonmin	8,963	237,455
Man Group	94,804	446,747
Marks & Spencer Group	82,497	471,075
National Grid	180,670	1,598,862
Next	9,365	296,556
Old Mutual	283,488	570,318
Pearson	42,503	697,128
Petrofac	13,173	330,422
Prudential	133,195	1,442,206
Randgold Resources	4,935	373,888
Reckitt Benckiser Group	32,260	1,754,272
Reed Elsevier	62,459	552,739
Resolution	79,961	334,793
Rexam	46,669	255,277
Rio Tinto	75,333	5,164,423
Rolls-Royce Group	97,567a	997,049
Royal Bank of Scotland Group	938,188a	626,340
Royal Dutch Shell, Cl. A	184,322	6,490,773
Royal Dutch Shell, Cl. B	140,059	4,870,388
RSA Insurance Group	183,775	400,036
SABMiller	49,761	1,610,824
Sage Group	67,743	320,204
Schroders	5,805	167,645
Scottish & Southern Energy	48,591	902,053
Segro	41,850	199,958
Serco Group	25,274	223,058
Severn Trent	12,168	266,623
Shire	29,445	776,780
Smith & Nephew	46,312	514,809
Smiths Group	19,823	431,818
Standard Chartered	121,053	3,158,562
Standard Life	120,093	441,077
Tesco	416,192	2,684,529
Thomas Cook Group	43,248	132,033
Tui Travel	29,455	119,364
Tullow Oil	46,672	992,767
Unilever	66,454	1,932,991
United Utilities Group	36,086	314,146
Vedanta Resources	6,494	236,327
Vodafone Group	2,743,049	7,704,280
Weir Group	11,561	293,321
Whitbread	8,998	250,057
WM Morrison Supermarkets	109,098	465,701
Wolseley	14,763a	514,785
WPP	65,758	813,654
Xstrata	106,643	2,365,783
		125,136,023
Total Common Stocks
(cost $509,212,531)		587,796,648

Preferred Stocks--.5%
Germany
Bayerische Motoren Werke	2,987	156,089
Henkel & Co.	9,090	555,078
Porsche Automobil Holding	4,481	416,774
ProSieben Sat.1 Media	3,585	110,270
RWE	1,967	136,241
Volkswagen	8,922	1,443,392
Total Preferred Stocks

	(cost $1,634,929)		2,817,844
		Principal
Short	-Term Investments--.0%	Amount ($)	Value ($)
	U.S. Treasury Bills;
	0.13%, 3/24/11
	(cost $154,971)	155,000[c]	154,969

	Total Investments (cost $511,002,431)	99.8%	590,769,460
	Cash and Receivables (Net)	.2%	1,183,044
	Net Assets	100.0%	591,952,504

BR-Bearer Certificate
CDI- Chess Depository Interest
PC - Participation Certificate
PPS- Price Protected Shares
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP- Separate Trading of Registered Interest and Principal of Securities
a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2011, the value of this security amounted to $48 or less than .01% of net assets.
c	Held by a broker as collateral for open financial futures positions.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $511,002,431.

Net unrealized appreciation on investments was $79,767,029 of which $116,927,580 related to appreciated investment securities and $37,160,551 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Banking	12.9
Materials	11.0
Capital Goods	9.3
Energy	8.2
Food, Beverage & Tobacco	6.2
Pharmaceuticals & Biotechnology	5.9
Telecommunications	5.5
Utilities	5.0
Diversified Financials	4.4
Automobiles & Components	4.3
Insurance	4.2
Real Estate	3.2
Short-term Investments	.0
Others	19.7
99.8
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011($)
Financial Futures Long
DJ Euro Stoxx 50	10	405,818	March 2011	(2,236)
FTSE 100	4	373,719	March 2011	(162)
SPI 200 Index	2	235,591	March 2011	(353)
TOPIX	5	554,742	March 2011	1,543

Gross Unrealized Appreciation				1,543
Gross Unrealized Depreciation				(2,751)

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 3/16/2011	423,799	409,292	420,068	10,776
Australian Dollar,
Expiring 3/16/2011	118,800	115,726	117,754	2,028
Australian Dollar,
Expiring 3/16/2011	119,000	116,906	117,952	1,046
Australian Dollar,
Expiring 3/16/2011	119,500	117,471	118,448	977
Australian Dollar,
Expiring 3/16/2011	119,600	116,725	118,547	1,822
Australian Dollar,
Expiring 3/16/2011	118,200	116,687	117,159	472
Australian Dollar,
Expiring 3/16/2011	4,720	4,743	4,678	(65)
Australian Dollar,
Expiring 3/16/2011	118,300	118,165	117,259	(906)
Australian Dollar,
Expiring 3/16/2011	118,600	117,599	117,556	(43)
Australian Dollar,
Expiring 3/16/2011	533,308	524,241	528,613	4,372
British Pound,
Expiring 3/16/2011	550,802	870,033	882,010	11,977
British Pound,
Expiring 3/16/2011	116,000	182,472	185,753	3,281
British Pound,
Expiring 3/16/2011	174,000	274,332	278,630	4,298
British Pound,
Expiring 3/16/2011	116,200	183,269	186,073	2,804
British Pound,
Expiring 3/16/2011	175,700	276,625	281,352	4,727
British Pound,
Expiring 3/16/2011	175,400	274,067	280,872	6,805
British Pound,
Expiring 3/16/2011	292,400	453,111	468,226	15,115
British Pound,
Expiring 3/16/2011	175,700	271,846	281,352	9,506
British Pound,
Expiring 3/16/2011	119,000	183,331	190,557	7,226
British Pound,
Expiring 3/16/2011	357,300	551,395	572,151	20,756
British Pound,
Expiring 3/16/2011	49,314	76,189	78,968	2,779
British Pound,
Expiring 3/16/2011	235,700	367,451	377,431	9,980
British Pound,
Expiring 3/16/2011	120,100	190,310	192,319	2,009
British Pound,
Expiring 3/16/2011	59,400	95,011	95,118	107
British Pound,
Expiring 3/16/2011	118,800	189,139	190,237	1,098
British Pound,
Expiring 3/16/2011	813,591	1,301,003	1,302,820	1,817
Euro,
Expiring 3/16/2011	1,079,759	1,431,048	1,477,542	46,494
Euro,
Expiring 3/16/2011	141,000	185,705	192,944	7,239
Euro,
Expiring 3/16/2011	170,400	224,755	233,175	8,420
Euro,
Expiring 3/16/2011	198,700	264,754	271,901	7,147
Euro,
Expiring 3/16/2011	313,900	419,653	429,541	9,888
Euro,
Expiring 3/16/2011	171,500	228,939	234,681	5,742
Euro,

Expiring 3/16/2011	398,200	526,097	544,897	18,800
Euro,
Expiring 3/16/2011	227,000	297,981	310,627	12,646
Euro,
Expiring 3/16/2011	86,200	112,613	117,956	5,343
Euro,
Expiring 3/16/2011	423,300	556,198	579,244	23,046
Euro,
Expiring 3/16/2011	198,400	265,321	271,491	6,170
Euro,
Expiring 3/16/2011	86,200	114,860	117,956	3,096
Euro,
Expiring 3/16/2011	58,200	78,169	79,641	1,472
Euro,
Expiring 3/16/2011	29,200	39,329	39,957	628
Euro,
Expiring 3/16/2011	994,136	1,350,583	1,360,375	9,792
Japanese Yen,
Expiring 3/16/2011	72,935,452	868,776	888,861	20,085
Japanese Yen,
Expiring 3/16/2011	17,740,000	211,427	216,196	4,769
Japanese Yen,
Expiring 3/16/2011	17,760,000	212,433	216,440	4,007
Japanese Yen,
Expiring 3/16/2011	35,840,000	429,065	436,780	7,715
Japanese Yen,
Expiring 3/16/2011	18,030,000	215,312	219,731	4,419
Japanese Yen,
Expiring 3/16/2011	27,090,000	322,494	330,145	7,651
Japanese Yen,
Expiring 3/16/2011	18,000,000	215,274	219,365	4,091
Japanese Yen,
Expiring 3/16/2011	27,135,000	331,276	330,693	(583)
Japanese Yen,
Expiring 3/16/2011	19,625,980	240,312	239,181	(1,131)
Japanese Yen,
Expiring 3/16/2011	17,920,000	218,159	218,390	231
Japanese Yen,
Expiring 3/16/2011	9,380,000	113,458	114,314	856
Japanese Yen,
Expiring 3/16/2011	76,178,271	922,081	928,381	6,300

Sales:		Proceeds($)
Australian Dollar,
Expiring 3/16/2011	119,600	119,947	118,547	1,400
Australian Dollar,
Expiring 3/16/2011	587,800	574,319	582,625	(8,306)
Australian Dollar,
Expiring 3/16/2011	236,800	234,082	234,715	(633)
Australian Dollar,
Expiring 3/16/2011	239,200	236,802	237,094	(292)
Australian Dollar,
Expiring 3/16/2011	119,600	118,263	118,547	(284)
Australian Dollar,
Expiring 3/16/2011	238,300	235,428	236,202	(774)
Australian Dollar,
Expiring 3/16/2011	173,342	171,594	171,816	(222)
British Pound,
Expiring 3/16/2011	238,200	366,278	381,434	(15,156)
British Pound,
Expiring 3/16/2011	412,500	637,742	660,544	(22,802)
British Pound,
Expiring 3/16/2011	59,900	92,897	95,919	(3,022)
British Pound,
Expiring 3/16/2011	947,600	1,473,218	1,517,411	(44,193)
British Pound,
Expiring 3/16/2011	59,800	93,575	95,759	(2,184)
British Pound,
Expiring 3/16/2011	233,200	373,050	373,428	(378)
British Pound,
Expiring 3/16/2011	351,700	556,323	563,184	(6,861)
British Pound,

Expiring 3/16/2011	413,700	656,901	662,466	(5,565)
British Pound,
Expiring 3/16/2011	89,100	142,083	142,678	(595)
British Pound,
Expiring 3/16/2011	29,700	47,355	47,559	(204)
British Pound,
Expiring 3/16/2011	117,700	187,543	188,475	(932)
British Pound,
Expiring 3/16/2011	415,800	658,574	665,829	(7,255)
British Pound,
Expiring 3/16/2011	56,798	90,638	90,952	(314)
Euro,
Expiring 3/16/2011	113,000	148,529	154,629	(6,100)
Euro,
Expiring 3/16/2011	442	588	605	(17)
Euro,
Expiring 3/16/2011	223,500	297,683	305,837	(8,154)
Euro,
Expiring 3/16/2011	28,300	37,036	38,726	(1,690)
Euro,
Expiring 3/16/2011	1,352,900	1,746,801	1,851,308	(104,507)
Euro,
Expiring 3/16/2011	83,800	109,183	114,672	(5,489)
Euro,
Expiring 3/16/2011	351,000	479,775	480,308	(533)
Euro,
Expiring 3/16/2011	683,100	933,387	934,754	(1,367)
Euro,
Expiring 3/16/2011	88,700	121,133	121,377	(244)
Euro,
Expiring 3/16/2011	476,500	652,039	652,043	(4)
Euro,
Expiring 3/16/2011	118,200	162,217	161,745	472
Euro,
Expiring 3/16/2011	155,775	213,759	213,163	596
Euro,
Expiring 3/16/2011	51,925	71,207	71,054	153
Euro,
Expiring 3/16/2011	534,100	727,306	730,862	(3,556)
Euro,
Expiring 3/16/2011	27,567	37,769	37,723	46
Japanese Yen,
Expiring 3/16/2011	17,920,000	219,626	218,390	1,236
Japanese Yen,
Expiring 3/16/2011	120,575,000	1,448,820	1,469,442	(20,622)
Japanese Yen,
Expiring 3/16/2011	37,140,000	450,395	452,624	(2,229)
Japanese Yen,
Expiring 3/16/2011	45,550,000	553,140	555,115	(1,975)
Japanese Yen,
Expiring 3/16/2011	36,720,000	446,474	447,505	(1,031)
Japanese Yen,
Expiring 3/16/2011	9,305,000	113,249	113,399	(150)
Japanese Yen,
Expiring 3/16/2011	6,933,750	83,725	84,501	(776)
Japanese Yen,
Expiring 3/16/2011	18,610,000	224,555	226,799	(2,244)
Japanese Yen,
Expiring 3/16/2011	2,311,250	27,881	28,167	(286)
Japanese Yen,
Expiring 3/16/2011	46,225,000	561,885	563,342	(1,457)
Japanese Yen,
Expiring 3/16/2011	10,797,966	131,638	131,594	44

Gross Unrealized Appreciation				355,772
Gross Unrealized Depreciation				(285,131)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of

Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2011 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--10.3%
Abercrombie & Fitch, Cl. A	18,703	942,818
Amazon.com	74,681a	12,668,885
Apollo Group, Cl. A	26,030a	1,074,258
AutoNation	13,644a,b	391,719
AutoZone	5,779a	1,465,150
Bed Bath & Beyond	55,001a	2,640,048
Best Buy	69,088	2,348,992
Big Lots	17,818a	566,434
Cablevision Systems (NY Group),
Cl. A	48,255	1,633,432
Carmax	46,807a	1,528,249
Carnival	90,379	4,040,845
CBS, Cl. B	143,958	2,854,687
Coach	62,775	3,395,500
Comcast, Cl. A	590,667	13,437,674
D.R. Horton	59,694	739,609
Darden Restaurants	29,545	1,391,865
DeVry	13,151	685,299
DIRECTV, Cl. A	176,647a	7,488,066
Discovery Communications, Cl. A	59,704a	2,328,456
Expedia	41,979	1,056,192
Family Dollar Stores	26,723	1,135,193
Ford Motor	791,946a	12,631,539
Fortune Brands	31,669	1,953,344
GameStop, Cl. A	35,245a,b	742,612
Gannett	49,993b	736,897
Gap	95,124	1,833,039
Genuine Parts	32,853	1,700,143
Goodyear Tire & Rubber	52,397a	622,476
H&R Block	70,915	887,856
Harley-Davidson	50,496	2,002,166
Harman International Industries	12,934a	560,301
Hasbro	29,412	1,296,775
Home Depot	347,044	12,760,808
International Game Technology	65,561	1,125,682
Interpublic Group of Cos.	102,452a	1,095,212
J.C. Penney	49,381	1,583,649
Johnson Controls	141,379	5,427,540
Kohl's	61,269a	3,111,240
Leggett & Platt	31,431	708,140
Lennar, Cl. A	29,742b	575,805
Limited Brands	56,698	1,657,850
Lowe's	292,178	7,246,014
Macy's	88,814	2,056,044
Marriott International, Cl. A	60,263	2,379,786
Mattel	76,101	1,802,072
McDonald's	223,620	16,474,085
McGraw-Hill	65,518	2,553,892
Netflix	8,719a	1,866,564
Newell Rubbermaid	60,253	1,159,870
News, Cl. A	479,480	7,201,790
NIKE, Cl. B	80,942	6,676,096
Nordstrom	35,577	1,465,061
O'Reilly Automotive	28,823a	1,638,011
Omnicom Group	63,870	2,866,486
Polo Ralph Lauren	13,696	1,467,937
Priceline.com	10,222a	4,380,331
Pulte Group	73,110a	576,838
RadioShack	22,978	348,117
Ross Stores	24,960	1,627,392
Scripps Networks Interactive, Cl.
A	19,550	909,075

Sears Holdings	9,035a,b	680,968
Stanley Black & Decker	34,938	2,539,294
Staples	153,923	3,434,022
Starbucks	157,191	4,956,232
Starwood Hotels & Resorts
Worldwide	39,299c	2,317,462
Target	149,927	8,220,497
Tiffany & Co.	26,389	1,533,993
Time Warner	234,842	7,385,781
Time Warner Cable	75,170	5,098,781
TJX	83,834	3,972,893
Urban Outfitters	27,000a	913,140
VF	18,370	1,519,566
Viacom, Cl. B	128,368	5,333,690
Walt Disney	400,835	15,580,456
Washington Post, Cl. B	1,267b	542,719
Whirlpool	15,906	1,359,963
Wyndham Worldwide	38,571	1,085,002
Wynn Resorts	15,851	1,843,947
Yum! Brands	99,395	4,647,710
		254,488,022
Consumer Staples--10.1%
Altria Group	441,605	10,382,133
Archer-Daniels-Midland	136,594	4,462,526
Avon Products	90,240	2,554,694
Brown-Forman, Cl. B	21,611	1,433,890
Campbell Soup	40,322b	1,376,593
Clorox	29,171	1,834,564
Coca-Cola	488,979	30,732,330
Coca-Cola Enterprises	69,983	1,760,772
Colgate-Palmolive	101,481	7,790,696
ConAgra Foods	93,732	2,093,036
Constellation Brands, Cl. A	37,865a	727,765
Costco Wholesale	90,854	6,526,951
CVS Caremark	287,659	9,837,938
Dean Foods	37,409a	379,701
Dr. Pepper Snapple Group	48,176	1,706,876
Estee Lauder, Cl. A	24,769	1,993,905
General Mills	135,993	4,729,837
H.J. Heinz	66,129	3,141,128
Hershey	32,806	1,531,712
Hormel Foods	14,954	738,728
J.M. Smucker	25,047	1,556,922
Kellogg	53,192	2,675,558
Kimberly-Clark	86,650	5,608,855
Kraft Foods, Cl. A	367,971	11,248,873
Kroger	133,562	2,858,227
Lorillard	31,298	2,354,862
McCormick & Co.	27,819	1,229,600
Mead Johnson Nutrition	42,949	2,489,754
Molson Coors Brewing, Cl. B	32,063	1,502,793
PepsiCo	333,667	21,458,125
Philip Morris International	381,988	21,864,993
Procter & Gamble	589,527	37,216,840
Reynolds American	72,952	2,320,603
Safeway	77,725	1,608,130
Sara Lee	133,748	2,269,704
SUPERVALU	46,169b	336,572
SYSCO	125,146	3,646,754
Tyson Foods, Cl. A	62,933	1,035,248
Wal-Mart Stores	412,467	23,127,025
Walgreen	196,262	7,936,835
Whole Foods Market	31,144	1,610,456
		251,692,504
Energy--12.6%
Anadarko Petroleum	104,621	8,064,187
Apache	80,721	9,634,859
Baker Hughes	90,883	6,226,394
Cabot Oil & Gas	22,773	948,040

Cameron International	51,306a	2,734,610
Chesapeake Energy	137,118	4,049,095
Chevron	423,833	40,234,467
ConocoPhillips	309,310	22,103,293
Consol Energy	46,258	2,299,023
Denbury Resources	83,356a	1,696,295
Devon Energy	90,791	8,052,254
Diamond Offshore Drilling	14,823b	1,062,957
El Paso	148,217	2,353,686
EOG Resources	53,411	5,682,396
EQT	30,215	1,456,061
Exxon Mobil	1,062,248	85,702,169
FMC Technologies	25,871a	2,431,874
Halliburton	190,503	8,572,635
Helmerich & Payne	22,255	1,307,036
Hess	63,395	5,332,787
Marathon Oil	149,708	6,841,656
Massey Energy	21,518	1,352,621
Murphy Oil	40,313	2,672,752
Nabors Industries	59,061a	1,441,088
National Oilwell Varco	88,491	6,539,485
Newfield Exploration	26,913a	1,969,224
Noble	54,072	2,068,254
Noble Energy	36,481	3,323,419
Occidental Petroleum	171,469	16,577,623
Peabody Energy	56,874	3,606,949
Pioneer Natural Resources	24,275	2,310,009
QEP Resources	37,651	1,530,137
Range Resources	32,585	1,625,014
Rowan	24,178a	828,822
Schlumberger	287,276	25,564,691
Southwestern Energy	72,597a	2,867,582
Spectra Energy	137,603	3,609,327
Sunoco	25,649	1,088,800
Tesoro	29,931a	576,172
Valero Energy	118,727	3,010,917
Williams	121,843	3,288,543
		312,637,203
Financial--16.0%
ACE	70,900	4,366,731
Aflac	99,434	5,725,410
Allstate	115,082	3,583,653
American Express	220,286	9,556,006
American International Group	28,465a,b	1,148,563
Ameriprise Financial	52,532	3,238,598
AON	69,405	3,174,585
Apartment Investment & Management,
Cl. A	24,449c	624,916
Assurant	22,664	889,109
AvalonBay Communities	17,471b,c	2,025,413
Bank of America	2,123,811	29,159,925
Bank of New York Mellon	262,087	8,184,977
BB&T	144,866b	4,004,096
Berkshire Hathaway, Cl. B	365,027a	29,840,957
Boston Properties	29,058c	2,742,203
Capital One Financial	95,612	4,604,674
CB Richard Ellis Group, Cl. A	61,004a	1,353,679
Charles Schwab	205,507	3,709,401
Chubb	64,592	3,741,815
Cincinnati Financial	34,610	1,108,904
Citigroup	6,117,510a	29,486,398
CME Group	14,058	4,337,736
Comerica	36,444	1,392,161
Discover Financial Services	110,707	2,279,457
E*TRADE Financial	41,283a	683,646
Equity Residential	59,608c	3,230,158
Federated Investors, Cl. B	18,777b	508,481
Fifth Third Bancorp	193,334	2,874,877
First Horizon National	48,424b	548,644

Franklin Resources	30,534	3,683,927
Genworth Financial, Cl. A	102,556a	1,391,685
Goldman Sachs Group	107,620	17,608,784
Hartford Financial Services Group	93,545	2,598,680
HCP	77,048c	2,857,710
Health Care REIT	30,470b,c	1,495,468
Host Hotels & Resorts	137,182c	2,539,239
Hudson City Bancorp	110,912	1,217,814
Huntington Bancshares	148,883	1,077,913
IntercontinentalExchange	15,387a	1,853,980
Invesco	98,036	2,425,410
Janus Capital Group	34,587	446,518
JPMorgan Chase & Co.	823,281	36,998,248
KeyCorp	178,011	1,584,298
Kimco Realty	85,013b,c	1,537,885
Legg Mason	33,680	1,115,818
Leucadia National	41,449	1,347,921
Lincoln National	66,766	1,925,531
Loews	67,621	2,708,221
M&T Bank	25,186	2,177,833
Marsh & McLennan	113,968	3,177,428
Marshall & Ilsley	108,687	759,722
MetLife	191,487	8,764,360
Moody's	41,655	1,223,407
Morgan Stanley	319,829	9,402,973
Nasdaq OMX Group	28,592a	699,932
Northern Trust	51,210	2,661,896
NYSE Euronext	56,444	1,795,484
People's United Financial	78,851	1,017,966
Plum Creek Timber	34,488b,c	1,444,013
PNC Financial Services Group	110,952	6,657,120
Principal Financial Group	66,074	2,165,245
Progressive	141,750	2,808,068
ProLogis	119,340c	1,780,553
Prudential Financial	102,505	6,305,083
Public Storage	29,439c	3,208,262
Regions Financial	264,736	1,879,626
Simon Property Group	61,883c	6,278,030
SLM	101,485a	1,462,399
State Street	105,206	4,915,224
SunTrust Banks	104,417	3,177,409
T. Rowe Price Group	54,875	3,617,360
Torchmark	17,502	1,090,375
Travelers	97,216	5,469,372
U.S. Bancorp	404,301	10,916,127
Unum Group	66,131	1,649,307
Ventas	33,247b,c	1,843,879
Vornado Realty Trust	34,253c	3,017,347
Wells Fargo & Co.	1,105,387	35,836,647
Weyerhaeuser	110,667c	2,565,261
XL Group	67,367	1,544,051
Zions Bancorporation	36,379	857,817
		396,709,799
Health Care--10.7%
Abbott Laboratories	326,744	14,755,759
Aetna	84,780	2,792,653
Agilent Technologies	73,001a	3,053,632
Allergan	65,195	4,603,419
AmerisourceBergen	57,737	2,070,449
Amgen	200,012a	11,016,661
Baxter International	123,789	6,002,529
Becton Dickinson & Co.	48,709	4,040,412
Biogen Idec	49,949a	3,270,161
Boston Scientific	317,949a	2,219,284
Bristol-Myers Squibb	361,457	9,101,487
C.R. Bard	19,385	1,828,975
Cardinal Health	73,099	3,034,339
CareFusion	46,716a	1,202,003
Celgene	99,499a	5,127,183

Cephalon	15,661a	925,252
Cerner	14,309a	1,414,445
CIGNA	56,649	2,380,391
Coventry Health Care	31,746a	951,428
DaVita	20,614a	1,522,344
Dentsply International	31,587	1,120,707
Eli Lilly & Co.	213,622b	7,427,637
Express Scripts	111,634a	6,288,343
Forest Laboratories	60,602a	1,955,021
Genzyme	54,011a	3,961,707
Gilead Sciences	171,985a	6,600,784
Hospira	34,475a	1,904,054
Humana	36,318a	2,105,354
Intuitive Surgical	8,219a	2,653,997
Johnson & Johnson	578,361	34,568,637
Laboratory Corp. of America
Holdings	21,238a,b	1,909,509
Life Technologies	38,455a	2,087,722
McKesson	53,606	4,029,563
Medco Health Solutions	89,874a	5,484,111
Medtronic	228,672	8,762,711
Merck & Co.	651,274	21,602,759
Mylan	91,969a	2,130,002
Patterson	20,031	662,225
PerkinElmer	25,662	656,434
Pfizer	1,686,756	30,732,694
Quest Diagnostics	29,993	1,708,101
St. Jude Medical	72,355a	2,930,378
Stryker	71,487	4,114,792
Tenet Healthcare	90,799a	603,813
Thermo Fisher Scientific	84,203a	4,822,306
UnitedHealth Group	232,915	9,561,161
Varian Medical Systems	24,824a	1,677,358
Waters	20,073a	1,533,376
Watson Pharmaceuticals	26,317a	1,434,803
WellPoint	82,661a	5,134,901
Zimmer Holdings	42,943a	2,540,508
		264,018,274
Industrial--11.1%
3M	150,494	13,231,432
Avery Dennison	23,066	970,848
Boeing	154,976	10,767,732
C.H. Robinson Worldwide	35,501	2,736,772
Caterpillar	134,219	13,020,585
Cintas	28,509	799,963
CSX	78,590	5,548,454
Cummins	41,890	4,435,313
Danaher	113,066	5,207,820
Deere & Co.	89,366	8,123,369
Dover	40,294	2,582,845
Dun & Bradstreet	10,289	874,051
Eaton	35,156	3,795,442
Emerson Electric	158,914	9,356,856
Equifax	27,033	965,619
Expeditors International of
Washington	45,047	2,282,531
Fastenal	30,977b	1,798,525
FedEx	66,014	5,962,384
Flowserve	11,833	1,479,007
Fluor	37,428	2,589,643
General Dynamics	79,985	6,030,869
General Electric	2,244,034	45,194,845
Goodrich	26,233	2,377,234
Honeywell International	163,234	9,142,736
Illinois Tool Works	105,249	5,629,769
Ingersoll-Rand	68,000	3,209,600
Iron Mountain	42,398	1,034,087
ITT	38,435	2,264,590
Jacobs Engineering Group	26,443a	1,358,377

L-3 Communications Holdings	24,609	1,925,654
Lockheed Martin	63,055	5,019,178
Masco	77,065	1,026,506
Norfolk Southern	76,298	4,668,675
Northrop Grumman	62,315	4,318,430
Paccar	76,984	4,348,826
Pall	25,602	1,418,607
Parker Hannifin	34,413	3,076,866
Pitney Bowes	44,507b	1,080,630
Precision Castparts	30,053	4,297,278
Quanta Services	44,365a	1,052,781
R.R. Donnelley & Sons	44,955	796,603
Raytheon	77,205	3,859,478
Republic Services	64,972	2,003,736
Robert Half International	32,901	1,031,775
Rockwell Automation	29,637	2,400,893
Rockwell Collins	34,223	2,195,063
Roper Industries	19,171	1,489,395
Ryder System	12,042	578,979
Snap-On	12,563	711,443
Southwest Airlines	157,359	1,864,704
Stericycle	18,178a	1,426,791
Textron	57,160b	1,502,736
Tyco International	102,700	4,604,041
Union Pacific	103,731	9,816,065
United Parcel Service, Cl. B	208,130	14,906,271
United Technologies	195,455	15,890,492
W.W. Grainger	12,646	1,662,570
Waste Management	102,117	3,867,171
		275,612,935
Information Technology--18.9%
Adobe Systems	106,674a	3,525,575
Advanced Micro Devices	119,592a	936,405
Akamai Technologies	38,303a	1,850,801
Altera	64,409	2,419,846
Amphenol, Cl. A	37,458	2,072,926
Analog Devices	62,118	2,412,042
Apple	193,227a	65,565,786
Applied Materials	284,802	4,468,543
Autodesk	47,404a	1,928,395
Automatic Data Processing	104,194	4,990,893
BMC Software	38,437a	1,833,445
Broadcom, Cl. A	94,599	4,265,469
CA	81,316	1,935,321
Cisco Systems	1,167,046a	24,683,023
Citrix Systems	39,474a	2,493,967
Cognizant Technology Solutions,
Cl. A	64,144a	4,679,305
Computer Sciences	31,876	1,698,672
Compuware	46,590a	499,445
Corning	328,894	7,304,736
Dell	355,634a	4,680,143
eBay	243,992a	7,407,597
Electronic Arts	68,281a	1,064,501
EMC	433,784a	10,796,884
F5 Networks	16,254a	1,761,609
Fidelity National Information
Services	56,052	1,705,662
First Solar	11,344a,b	1,753,556
Fiserv	31,055a	1,918,267
FLIR Systems	32,211a	999,829
Google, Cl. A	52,526a	31,534,509
Harris	28,409	1,322,155
Hewlett-Packard	477,440	21,814,234
Intel	1,174,465	25,204,019
International Business Machines	261,650	42,387,300
Intuit	60,213a	2,825,796
Jabil Circuit	40,486	818,222
JDS Uniphase	44,144a	749,124

Juniper Networks	109,790a	4,075,405
KLA-Tencor	34,788	1,533,455
Lexmark International, Cl. A	16,741a	583,256
Linear Technology	46,729	1,625,702
LSI	136,397a	844,297
MasterCard, Cl. A	20,217	4,781,523
McAfee	32,450a	1,554,355
MEMC Electronic Materials	48,347a	536,168
Microchip Technology	39,325b	1,434,183
Micron Technology	179,789a,b	1,894,976
Microsoft	1,585,723	43,964,170
Molex	30,852b	806,780
Monster Worldwide	27,388a	456,010
Motorola Mobility Holdings	61,258a	1,707,260
Motorola Solutions	70,009a	2,714,249
National Semiconductor	48,057	728,544
NetApp	75,364a	4,124,672
Novell	77,036a	463,757
Novellus Systems	19,186a	692,039
NVIDIA	120,463a	2,881,475
Oracle	815,042	26,105,795
Paychex	68,883	2,204,256
QUALCOMM	342,207	18,523,665
Red Hat	40,324a	1,666,188
SAIC	61,123a	1,012,808
Salesforce.com	24,681a	3,187,304
SanDisk	49,191a	2,231,796
Symantec	164,489a	2,896,651
Tellabs	81,519	432,051
Teradata	36,376a	1,563,804
Teradyne	37,996a	633,773
Texas Instruments	248,605	8,430,196
Total System Services	35,497	618,003
VeriSign	37,032	1,246,127
Visa, Cl. A	103,164	7,206,005
Western Digital	47,376a	1,611,732
Western Union	137,291	2,784,261
Xerox	290,191	3,081,828
Xilinx	54,987	1,770,581
Yahoo!	276,066a	4,450,184
		467,367,286
Materials--3.6%
Air Products & Chemicals	44,902	3,917,699
Airgas	15,834	992,317
AK Steel Holding	24,604	391,203
Alcoa	214,360	3,551,945
Allegheny Technologies	20,502	1,336,525
Ball	18,741	1,333,047
Bemis	21,481	699,207
CF Industries Holdings	14,599	1,971,449
Cliffs Natural Resources	28,372	2,424,671
Dow Chemical	245,114	8,696,645
E.I. du Pont de Nemours & Co.	191,564	9,708,464
Eastman Chemical	15,487	1,438,123
Ecolab	50,051	2,487,034
FMC	14,583	1,109,183
Freeport-McMoRan Copper & Gold	99,054	10,772,123
International Flavors & Fragrances	16,623	948,342
International Paper	90,377	2,610,088
MeadWestvaco	35,907	1,028,017
Monsanto	113,558	8,332,886
Newmont Mining	104,671	5,764,232
Nucor	66,995b	3,075,740
Owens-Illinois	35,520a	1,047,485
PPG Industries	34,676	2,922,493
Praxair	64,854	6,034,016
Sealed Air	33,159	885,014
Sherwin-Williams	18,995	1,609,446
Sigma-Aldrich	25,770	1,640,261

Titanium Metals	17,254a	325,238
United States Steel	30,276b	1,746,017
Vulcan Materials	25,756b	1,096,175
		89,895,085
Telecommunication Services--2.9%
American Tower, Cl. A	85,095a	4,327,932
AT&T	1,244,631	34,252,245
CenturyLink	63,723b	2,755,383
Frontier Communications	210,725	1,932,348
Metropcs Communications	53,833a	696,061
Qwest Communications International	365,224	2,604,047
Sprint Nextel	628,018a	2,838,641
Verizon Communications	595,116	21,198,032
Windstream	101,566	1,301,060
		71,905,749
Utilities--3.2%
AES	141,231a	1,751,264
Allegheny Energy	36,411	938,675
Ameren	48,295	1,370,129
American Electric Power	99,406	3,546,806
CenterPoint Energy	87,471	1,412,657
CMS Energy	49,010	955,695
Consolidated Edison	61,379	3,063,426
Constellation Energy Group	42,565	1,372,721
Dominion Resources	121,909	5,307,918
DTE Energy	34,362	1,589,586
Duke Energy	278,628	4,981,869
Edison International	69,050	2,505,134
Entergy	38,336	2,766,709
Exelon	140,402	5,968,489
FirstEnergy	64,673b	2,530,008
Integrys Energy Group	16,637	791,755
NextEra Energy	87,878	4,697,958
Nicor	9,861	497,685
NiSource	59,813	1,113,718
Northeast Utilities	36,764	1,210,271
NRG Energy	54,083a	1,122,222
ONEOK	21,975	1,294,108
Pepco Holdings	45,984	853,923
PG&E	82,412	3,814,027
Pinnacle West Capital	21,786	886,908
PPL	101,706	2,622,998
Progress Energy	61,723	2,772,597
Public Service Enterprise Group	107,909	3,499,489
SCANA	23,468	991,992
Sempra Energy	50,249	2,616,465
Southern	175,535	6,603,627
TECO Energy	46,002	846,897
Wisconsin Energy	24,851	1,498,267
Xcel Energy	95,355	2,247,517
		80,043,510
Total Common Stocks
(cost $1,609,879,971)		2,464,370,367

	Number of
Warrants--.0%	Warrants	Value ($)
Financial
American International Group
(1/19/21)
(cost $100,666)	6,383[a]	92,687

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 3/24/11
(cost $1,314,750)	1,315,000[d]	1,314,736

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,284,000)	13,284,000 [e]	13,284,000

Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $23,701,430)	23,701,430 [e]	23,701,430

Total Investments (cost $1,648,280,817)	101.0%	2,502,763,220
Liabilities, Less Cash and Receivables	(1.0%)	(24,831,740)
Net Assets	100.0%	2,477,931,480

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $28,035,072 and the market value of the collateral held by the fund was $28,483,574, consisting of cash collateral of $23,701,430 and U.S.
Government and Agency securities valued at $4,782,144.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,648,280,817.

Net unrealized appreciation on investments was $854,482,403 of which $1,044,637,326 related to appreciated investment securities and $190,154,923 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES

January 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2011	($)
Financial Futures Long
Standard & Poor's 500 E-mini	279	17,889,480	March 2011	88,911

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Smallcap Stock Index Fund

January 31, 2011 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--13.9%
American Public Education	40,666a,b	1,364,751
Arbitron	67,160	2,799,900
Arctic Cat	27,687b	443,546
Audiovox, Cl. A	48,992b	351,763
Big 5 Sporting Goods	46,114	584,726
Biglari Holdings	2,550b	1,096,500
BJ's Restaurants	49,952a,b	1,764,804
Blue Nile	30,806a,b	1,751,321
Blyth	12,616	424,150
Brown Shoe	111,306	1,410,247
Brunswick	215,801	4,298,756
Buckle	60,507a	2,163,125
Buffalo Wild Wings	48,127b	2,106,519
Cabela's	102,054a,b	2,541,145
California Pizza Kitchen	58,401b	935,000
Callaway Golf	144,194a	1,059,826
Capella Education	35,013a,b	2,004,494
Carter's	137,000b	3,794,900
Cato, Cl. A	81,035	1,980,495
CEC Entertainment	60,558b	2,237,618
Children's Place Retail Stores	67,499b	2,827,533
Christopher & Banks	79,127	451,815
Coinstar	85,814a,b	3,551,841
Corinthian Colleges	134,357a,b	709,405
Cracker Barrel Old Country Store	56,350	2,900,898
CROCS	213,777b	3,503,805
DineEquity	33,423a,b	1,723,958
Drew Industries	39,996	944,706
E.W. Scripps, Cl. A	99,006b	898,974
Ethan Allen Interiors	68,121a	1,525,910
Finish Line, Cl. A	149,279	2,297,404
Fred's, Cl. A	92,219	1,238,501
Genesco	58,830b	2,184,358
Group 1 Automotive	54,168a	2,049,717
Haverty Furniture	50,453	607,454
Helen of Troy	79,890b	2,242,512
Hibbett Sports	73,077a,b	2,339,926
Hillenbrand	149,604	3,232,942
Hot Topic	123,421	670,176
HSN	92,304b	2,599,281
Iconix Brand Group	179,131b	3,555,750
Interval Leisure Group	77,377b	1,212,498
Jack in the Box	123,380b	2,706,957
JAKKS Pacific	78,377a,b	1,355,138
Jo-Ann Stores	70,411b	4,247,896
JOS. A. Bank Clothiers	66,481b	2,840,733
K-Swiss, Cl. A	38,118b	438,357
Kid Brands	43,015b	391,867
Kirkland's	31,269b	414,158
La-Z-Boy	117,832b	980,362
Lithia Motors, Cl. A	49,075a	662,513
Live Nation	378,821b	3,939,738

Liz Claiborne	240,202a,b	1,186,598
Lumber Liquidators Holdings	51,933a,b	1,451,008
M/I Homes	51,442b	754,140
Maidenform Brands	56,548b	1,455,546
Marcus	46,739	553,857
MarineMax	56,103b	507,171
Men's Wearhouse	120,415a	3,156,077
Meritage Homes	69,186b	1,588,511
Midas	23,051b	163,893
Monarch Casino & Resort	17,578b	190,546
Monro Muffler Brake	70,075	2,318,081
Movado Group	39,189b	564,713
Multimedia Games	80,390b	428,479
NutriSystem	66,894a	1,268,310
O'Charleys	49,617a,b	343,350
OfficeMax	193,160b	3,104,081
Oxford Industries	38,226	904,809
P.F. Chang's China Bistro	62,763a	2,889,609
Papa John's International	58,800b	1,687,560
Peet's Coffee & Tea	22,859a,b	872,299
PEP Boys-Manny Moe & Jack	164,394	2,291,652
Perry Ellis International	24,744b	696,544
PetMed Express	49,956a	753,836
Pinnacle Entertainment	140,429b	2,117,669
Pool	112,795a	2,749,942
Pre-Paid Legal Services	17,186a,b	1,131,526
Quiksilver	294,507b	1,316,446
RC2	52,362b	1,063,996
Red Robin Gourmet Burgers	40,376b	833,361
Ruby Tuesday	154,067b	2,076,823
Ruth's Hospitality Group	69,909b	325,776
Shuffle Master	151,959b	1,570,496
Skechers USA, Cl. A	80,889b	1,663,887
Sonic	151,503b	1,452,914
Sonic Automotive, Cl. A	90,737	1,129,676
Spartan Motors	84,289	525,963
Stage Stores	103,654	1,606,637
Standard Motor Products	52,014	629,890
Standard-Pacific	238,122b	1,047,737
Stein Mart	59,288	464,521
Steven Madden	59,865b	2,285,047
Sturm Ruger & Co.	65,047a	969,851
Superior Industries International	70,615a	1,412,300
Texas Roadhouse	166,823a,b	2,772,598
True Religion Apparel	62,993a,b	1,294,506
Tuesday Morning	100,089b	495,441
Universal Electronics	30,673b	807,620
Universal Technical Institute	71,755a	1,309,529
Vitamin Shoppe	60,720b	1,926,646
Volcom	33,292a	552,647
Winnebago Industries	60,361a,b	899,379
Wolverine World Wide	130,595	4,159,451
Zale	46,836a,b	218,724
Zumiez	49,385a,b	1,146,720
		167,449,058
Consumer Staples--3.4%
Alliance One International	301,787b	1,155,844
Andersons	47,056	1,824,832
Boston Beer, Cl. A	25,050b	2,254,750

Cal-Maine Foods	29,253a	829,615
Calavo Growers	25,423a	586,763
Casey's General Stores	93,196	3,959,898
Central Garden & Pet, Cl. A	174,834b	1,657,426
Darling International	314,711b	4,264,334
Diamond Foods	45,363a	2,257,716
Hain Celestial Group	99,877b	2,659,725
J & J Snack Foods	32,700	1,388,769
Medifast	41,002a,b	980,768
Nash Finch	28,940	1,090,170
Sanderson Farms	57,195a	2,351,286
Seneca Foods, Cl. A	20,597b	572,597
Snyders-Lance	98,301	2,038,763
Spartan Stores	55,528	804,601
TreeHouse Foods	94,498a,b	4,521,729
United Natural Foods	111,846a,b	4,138,302
WD-40	35,334	1,391,100
		40,728,988
Energy--5.6%
Basic Energy Services	75,385b	1,376,530
Bristow Group	82,065b	4,225,527
CARBO Ceramics	44,994	5,181,509
Contango Oil & Gas	29,079b	1,686,582
Gulf Island Fabrication	30,108	815,325
Gulfport Energy	77,827b	1,863,178
Holly	107,747	5,287,145
Hornbeck Offshore Services	48,751a,b	1,157,349
ION Geophysical	365,182b	3,472,881
Lufkin Industries	70,286	4,689,482
Matrix Service	65,606b	738,724
Oil States International	126,309b	8,558,698
Penn Virginia	105,394	1,831,748
Petroleum Development	56,667b	2,578,915
PetroQuest Energy	173,559a,b	1,360,703
Pioneer Drilling	170,322b	1,509,053
SEACOR Holdings	48,871	5,165,176
Seahawk Drilling	34,940a,b	242,658
Stone Energy	126,432b	2,939,544
Swift Energy	104,117a,b	4,441,631
Tetra Technologies	202,942b	2,303,392
World Fuel Services	169,622a	6,367,610
		67,793,360
Financial--18.6%
Acadia Realty Trust	118,357c	2,187,237
Amerisafe	38,602b	687,502
Bank Mutual	52,675	233,350
Bank of the Ozarks	26,441a	1,140,400
BioMed Realty Trust	314,644c	5,616,395
Boston Private Financial Holdings	198,705	1,333,311
Brookline Bancorp	180,958	1,959,775
Cash America International	77,240	3,107,365
Cedar Shopping Centers	149,671c	905,510
City Holding	34,277a	1,192,840
Colonial Properties Trust	192,943c	3,702,576
Columbia Banking System	92,895	1,867,189
Community Bank System	96,622	2,442,604
Delphi Financial Group, Cl. A	125,598	3,614,710
DiamondRock Hospitality	383,226b,c	4,648,531
Dime Community Bancshares	39,459	595,042

EastGroup Properties	64,026c	2,790,893
eHealth	72,597a,b	878,424
Employers Holdings	107,284	1,801,298
Entertainment Properties Trust	109,711c	5,049,997
Extra Space Storage	224,374c	4,314,712
EZCORP, Cl. A	127,584b	3,432,010
First BanCorp	20,765a,b	104,448
First Cash Financial Services	62,703b	2,068,572
First Commonwealth Financial	266,119	1,711,145
First Financial Bancorp	123,130	2,080,897
First Financial Bankshares	44,721a	2,205,640
First Midwest Bancorp	172,384	2,015,169
Forestar Group	82,807b	1,545,179
Franklin Street Properties	158,578a,c	2,377,084
Glacier Bancorp	177,492a	2,504,412
Hancock Holding	68,068a	2,232,630
Hanmi Financial	348,323a,b	458,045
Healthcare Realty Trust	177,905c	3,736,005
Home Bancshares	48,869	999,860
Home Properties	90,984a,c	5,065,989
Horace Mann Educators	117,386	2,028,430
Independent Bank/MA	47,127	1,280,912
Infinity Property & Casualty	27,991	1,672,182
Inland Real Estate	223,827c	2,077,115
Interactive Brokers Group, Cl. A	103,111	1,667,305
Investment Technology Group	108,689b	2,003,138
Kilroy Realty	129,313a,c	4,931,998
Kite Realty Group Trust	153,458c	810,258
LaBranche & Co.	121,414b	456,517
LaSalle Hotel Properties	164,545c	4,569,415
Lexington Realty Trust	326,798a,c	2,767,979
LTC Properties	70,430c	1,925,556
Medical Properties Trust	292,854c	3,215,537
Mid-America Apartment Communities	79,342c	5,058,053
Nara Bancorp	94,699b	924,262
National Financial Partners	103,384b	1,310,909
National Penn Bancshares	342,267	2,792,899
National Retail Properties	218,667a,c	5,433,875
Navigators Group	27,164b	1,329,406
NBT Bankcorp	74,121	1,718,125
Old National Bancorp	261,389	2,804,704
optionsXpress Holdings	126,698	1,882,732
Parkway Properties	55,873c	944,254
Pennsylvania Real Estate
Investment Trust	141,295c	1,930,090
Pinnacle Financial Partners	71,304a,b	981,143
Piper Jaffray	29,132b	1,217,718
Portfolio Recovery Associates	36,202b	2,611,612
Post Properties	124,160c	4,597,645
Presidential Life	45,610	432,383
PrivateBancorp	158,067	2,429,490
ProAssurance	77,262b	4,532,962
Provident Financial Services	156,213	2,288,520
PS Business Parks	47,423c	2,760,493
RLI	43,234a	2,329,016
S&T Bancorp	49,864a	1,089,528
Safety Insurance Group	28,970	1,378,682
Saul Centers	18,914c	895,578
Selective Insurance Group	120,416	2,140,996

Signature Bank	102,765b	5,368,444
Simmons First National, Cl. A	35,400	983,766
Sovran Self Storage	66,736c	2,565,332
Sterling Bancorp	92,716	907,690
Sterling Bancshares	261,320	2,317,908
Stewart Information Services	58,941	672,517
Stifel Financial	86,782b	5,567,933
Susquehanna Bancshares	327,874	3,134,475
SWS Group	66,150a	309,582
Tanger Factory Outlet Centers	208,138c	5,434,483
Texas Capital Bancshares	96,306b	2,348,903
Tompkins Financial	20,054a	817,201
Tower Group	109,855	2,860,624
TradeStation Group	79,096b	551,299
Trustco Bank	239,762a	1,434,976
UMB Financial	67,527	2,744,973
Umpqua Holdings	302,254	3,315,726
United Bankshares	89,326	2,518,993
United Community Banks	258,754a,b	439,882
United Fire & Casualty	44,689	895,791
Universal Health Realty Income
Trust	27,265c	991,083
Urstadt Biddle Properties, Cl. A	59,422c	1,153,381
Whitney Holding	220,745	2,938,116
Wilmington Trust	168,298	737,145
Wilshire Bancorp	47,702a	306,247
Wintrust Financial	85,972	2,829,339
World Acceptance	40,439a,b	2,271,054
		224,245,026
Health Care--12.4%
Abaxis	47,950b	1,263,482
Affymetrix	197,297b	956,890
Air Methods	22,525a,b	1,154,181
Align Technology	177,740b	3,702,324
Almost Family	20,005b	667,967
Amedisys	62,308a,b	2,124,080
American Medical Systems Holdings	205,171b	4,004,938
AMERIGROUP	130,542b	6,836,485
AMN Healthcare Services	101,406b	588,155
AmSurg	81,641b	1,720,176
Analogic	26,377	1,347,073
ArQule	94,202a,b	577,458
Bio-Reference Laboratories	50,224b	1,159,672
Cambrex	76,858b	350,472
Cantel Medical	39,030	830,949
Catalyst Health Solutions	87,394b	3,792,900
Centene	122,602b	3,398,527
Chemed	53,876	3,352,703
Computer Programs & Systems	17,789	923,249
CONMED	53,206b	1,389,209
Cooper	119,190	6,834,355
CorVel	18,192b	918,332
Cross Country Healthcare	71,128b	512,122
CryoLife	111,987b	567,774
Cubist Pharmaceuticals	165,039b	3,620,956
Cyberonics	61,365b	2,009,704
Dionex	40,051b	4,725,217
Emergent BioSolutions	51,564b	1,095,219
Ensign Group	20,145	486,703

Enzo Biochem	76,337a,b	378,632
eResearch Technology	130,080b	836,414
Genoptix	42,259b	1,054,785
Gentiva Health Services	74,539b	1,715,888
Greatbatch	71,298a,b	1,679,068
Haemonetics	63,294b	3,755,866
Hanger Orthopedic Group	98,553b	2,025,264
HealthSpring	143,455b	4,359,597
Healthways	83,876b	1,003,996
Hi-Tech Pharmacal	17,387b	396,771
HMS Holdings	61,571b	3,961,478
ICU Medical	24,931b	973,805
Integra LifeSciences Holdings	51,539b	2,390,379
Invacare	89,568a	2,475,660
IPC The Hospitalist	28,880b	1,072,314
Kendle International	22,906b	260,212
Kensey Nash	30,524b	738,681
Landauer	16,638	965,836
LCA-Vision	30,215b	204,556
LHC Group	35,571b	946,189
Magellan Health Services	88,387b	4,278,815
Martek Biosciences	87,726b	2,755,474
MedCath	30,716b	411,287
Meridian Bioscience	80,875	1,774,398
Merit Medical Systems	58,194b	859,525
Molina Healthcare	46,352b	1,421,152
MWI Veterinary Supply	25,462b	1,582,718
Natus Medical	61,408b	924,804
Neogen	44,575b	1,602,917
Omnicell	75,893b	1,057,569
Palomar Medical Technologies	27,654b	410,938
Par Pharmaceutical Cos.	98,776b	3,528,279
PAREXEL International	162,594b	3,773,807
PharMerica	77,275a,b	873,980
PSS World Medical	135,338b	3,225,105
Quality Systems	41,458a	3,310,007
Regeneron Pharmaceuticals	169,437b	5,706,638
RehabCare Group	62,922b	1,545,364
Salix Pharmaceuticals	150,023b	6,146,442
Savient Pharmaceuticals	169,816a,b	1,567,402
SurModics	31,651a,b	373,482
Symmetry Medical	127,637b	1,221,486
ViroPharma	208,632b	3,421,565
West Pharmaceutical Services	89,015a	3,559,710
Zoll Medical	53,178b	2,198,910
		149,638,437
Industrial--15.9%
A.O. Smith	89,363	3,825,630
AAON	28,315a	762,523
AAR	96,643b	2,589,066
ABM Industries	129,743a	3,334,395
Actuant, Cl. A	176,153	4,884,723
Administaff	60,207	1,705,062
Aerovironment	28,327b	798,821
Albany International, Cl. A	64,279	1,449,491
Allegiant Travel	36,597a	1,703,224
American Science & Engineering	20,595	1,791,765
Apogee Enterprises	61,738	789,629
Applied Industrial Technologies	105,529	3,341,048

Applied Signal Technology	29,938	1,137,943
Arkansas Best	54,658	1,396,512
Astec Industries	36,227a,b	1,090,433
AZZ	30,149	1,208,673
Badger Meter	32,008a	1,312,008
Barnes Group	130,074	2,578,067
Belden	111,737	3,883,978
Brady, Cl. A	133,641	4,376,743
Briggs & Stratton	139,090a	2,777,627
Cascade	18,192	856,297
CDI	13,960	224,198
Ceradyne	59,092b	2,093,630
CIRCOR International	36,637	1,479,768
CLARCOR	124,173	5,361,790
Comfort Systems USA	78,052	993,602
Consolidated Graphics	29,103b	1,456,605
Cubic	44,233	2,156,359
Curtiss-Wright	120,408	4,178,158
Dolan	86,759b	1,189,466
Dycom Industries	99,959b	1,606,341
EMCOR Group	167,531b	5,072,839
Encore Wire	39,583	888,440
EnPro Industries	54,724a,b	2,271,593
ESCO Technologies	54,963	1,994,058
Esterline Technologies	69,991b	4,981,959
Exponent	29,920b	1,098,662
Federal Signal	190,066	1,322,859
Forward Air	62,326a	1,739,519
G & K Services, Cl. A	42,098	1,318,930
GenCorp	194,843b	999,545
Geo Group	169,001b	4,017,154
Gibraltar Industries	76,805b	847,159
Griffon	136,274b	1,586,229
Healthcare Services Group	162,029	2,566,539
Heartland Express	150,635	2,413,926
Heidrick & Struggles International	38,474	1,030,718
Hub Group, Cl. A	80,698b	2,806,676
II-VI	53,814b	2,657,335
Insituform Technologies, Cl. A	98,834b	2,718,923
Interface, Cl. A	139,061	2,259,741
John Bean Technologies	62,491	1,127,963
Kaman	54,206	1,595,554
Kaydon	89,728	3,473,371
Kelly Services, Cl. A	48,724b	958,645
Knight Transportation	173,885a	3,314,248
Lawson Products	9,558	223,370
Lindsay	32,292a	2,101,563
Lydall	33,250b	266,000
Mobile Mini	68,432b	1,398,750
Moog, Cl. A	108,069b	4,608,062
Mueller Industries	86,311	2,822,370
National Presto Industries	9,646a	1,234,881
NCI Building Systems	50,238b	666,658
Old Dominion Freight Line	101,963b	3,280,150
On Assignment	83,886b	662,699
Orbital Sciences	154,603b	2,637,527
Orion Marine Group	59,560b	698,043
Powell Industries	18,807b	712,973
Quanex Building Products	112,664	2,195,821

Robbins & Myers	118,685	4,928,988
School Specialty	37,846a,b	493,890
SFN Group	154,523b	1,495,783
Simpson Manufacturing	102,477	3,048,691
SkyWest	119,560	1,799,378
Standard Register	37,007a	118,422
Standex International	24,955	832,249
SYKES Enterprises	88,534b	1,724,642
Teledyne Technologies	86,839b	4,108,353
Tetra Tech	159,921b	3,701,372
Toro	82,502	5,017,772
Tredegar	44,735	836,992
Triumph Group	36,215	3,477,726
TrueBlue	131,457b	2,242,656
UniFirst	35,899	2,001,728
United Stationers	52,215b	3,251,950
Universal Forest Products	40,101	1,471,707
Viad	37,183	874,916
Vicor	37,801a	556,809
Watts Water Technologies, Cl. A	83,542	3,005,006
		191,894,057
Information Technology--20.0%
Advanced Energy Industries	97,903b	1,512,112
Agilysys	56,250b	322,312
Anixter International	75,780	4,794,601
Arris Group	331,410b	4,135,997
ATMI	84,720b	1,745,232
Avid Technology	57,943a,b	964,751
Bel Fuse, Cl. B	27,512	600,037
Benchmark Electronics	158,844b	3,016,448
Black Box	34,697	1,220,987
Blackbaud	99,075	2,604,682
Blue Coat Systems	108,468b	3,124,963
Bottomline Technologies	72,167b	1,654,789
Brightpoint	172,171b	1,562,452
Brooks Automation	174,342b	2,046,775
Cabot Microelectronics	62,501b	2,819,420
CACI International, Cl. A	82,110b	4,556,284
Ceva	53,163b	1,284,950
Checkpoint Systems	112,713b	2,329,778
Ciber	202,296b	922,470
Cognex	84,551	2,649,828
Cohu	46,209	690,362
Commvault Systems	108,430b	3,349,403
Compellent Technologies	62,762b	1,740,390
comScore	45,100b	1,080,596
Comtech Telecommunications	72,339	2,029,832
CSG Systems International	95,640b	1,860,198
CTS	93,702	1,062,581
Cymer	65,564b	3,185,755
Cypress Semiconductor	420,843b	9,111,251
Daktronics	92,118	1,406,642
DealerTrack Holdings	90,675b	1,792,191
DG Fastchannel	57,114b	1,565,495
Digi International	54,924b	581,645
Diodes	79,869b	2,055,828
DSP Group	61,946b	463,976
DTS	32,642a,b	1,463,014
Ebix	81,887a,b	1,846,552

Electro Scientific Industries	58,052b	967,727
EMS Technologies	33,613b	616,126
Epicor Software	132,386b	1,371,519
EPIQ Systems	74,058	951,645
Exar	73,738b	473,398
FARO Technologies	31,222b	946,651
FEI	90,209b	2,458,195
Forrester Research	32,692	1,165,143
Gerber Scientific	55,646b	424,579
Harmonic	259,886b	2,193,438
Heartland Payment Systems	96,133	1,518,901
Hittite Microwave	53,592b	3,203,730
Hutchinson Technology	80,571a,b	266,690
iGATE Capital	77,774	1,197,720
Infospace	90,510b	740,372
Insight Enterprises	114,289b	1,590,903
Integral Systems	16,542b	201,647
Interactive Intelligence	27,739b	907,897
Intermec	129,780b	1,474,301
Intevac	49,429b	679,649
j2 Global Communications	125,285a,b	3,457,866
JDA Software Group	93,551b	2,823,369
Knot	52,488b	581,567
Kopin	153,710b	624,063
Kulicke & Soffa Industries	192,282b	1,874,750
Liquidity Services	38,223b	545,442
Littelfuse	46,456	2,382,264
Logmein	36,767b	1,416,633
LoJack	55,755b	354,044
Manhattan Associates	54,238b	1,600,563
MAXIMUS	36,830	2,498,916
Mercury Computer Systems	49,370b	932,106
Methode Electronics	99,720	1,178,690
Micrel	146,887a	1,966,817
Microsemi	211,806b	4,763,517
MicroStrategy, Cl. A	20,605b	2,191,548
MKS Instruments	130,966b	3,760,034
Monolithic Power Systems	83,374b	1,223,097
MTS Systems	35,026	1,310,498
NCI, Cl. A	14,934b	313,614
Netgear	86,153b	2,985,632
NetScout Systems	91,705b	2,101,879
Network Equipment Technologies	56,733a,b	280,261
Newport	109,889b	1,928,552
Novatel Wireless	117,730b	848,833
Oplink Communications	46,704b	1,157,325
OSI Systems	42,753b	1,624,186
Park Electrochemical	51,185	1,559,095
PC-Tel	37,611b	272,680
Perficient	67,178b	785,311
Pericom Semiconductor	59,007b	591,840
Plexus	94,842b	2,564,528
Power Integrations	64,556	2,384,053
Progress Software	163,290b	4,676,626
Pulse Electronics	137,673a	703,509
Radiant Systems	86,814b	1,584,356
Radisys	59,131b	500,248
RightNow Technologies	62,468b	1,619,795
Rofin-Sinar Technologies	65,333b	2,554,520

Rogers	37,148b	1,589,191
Rudolph Technologies	84,932b	854,416
ScanSource	52,874b	1,914,568
Sigma Designs	94,269b	1,313,167
Smith Micro Software	88,346b	1,114,927
Sonic Solutions	117,536b	1,714,263
Sourcefire	67,830b	1,669,296
Stamps.com	28,963	368,409
Standard Microsystems	52,499b	1,262,601
StarTek	22,678b	124,729
Stratasys	38,673b	1,277,369
Super Micro Computer	54,586b	768,298
Supertex	18,652a,b	427,317
Symmetricom	111,780b	694,154
Synaptics	97,524a,b	2,775,533
Synchronoss Technologies	57,163b	1,626,859
SYNNEX	53,726b	1,793,911
Take-Two Interactive Software	227,084b	2,832,873
Taleo, Cl. A	99,759b	2,938,900
Tekelec	189,324b	2,172,493
TeleTech Holdings	84,857b	1,816,788
Tessera Technologies	118,463b	2,051,779
THQ	205,484b	1,193,862
Tollgrade Communications	43,360b	402,381
Triquint Semiconductor	403,152b	5,305,480
TTM Technologies	113,005b	1,796,780
Tyler Technologies	77,449a,b	1,607,067
Ultratech	45,292b	1,020,655
United Online	250,030	1,767,712
Varian Semiconductor Equipment
Associates	190,514b	8,468,347
Veeco Instruments	96,873a,b	4,190,726
ViaSat	91,017a,b	3,949,683
Volterra Semiconductor	69,238b	1,720,564
Websense	118,846b	2,277,089
Wright Express	98,557b	4,663,717
		240,493,341
Materials--4.4%
A.M. Castle & Co.	32,272b	506,348
AMCOL International	57,820a	1,729,974
American Vanguard	45,896a	380,478
Arch Chemicals	62,612	2,269,059
Balchem	57,370	1,930,500
Brush Engineered Materials	52,121b	1,823,193
Buckeye Technologies	102,008	2,566,521
Calgon Carbon	162,508b	2,317,364
Century Aluminum	126,567b	1,882,051
Clearwater Paper	28,035b	2,217,008
Deltic Timber	19,414	1,164,646
Eagle Materials	99,822	2,894,838
H.B. Fuller	126,627	2,885,829
Headwaters	128,136b	673,995
Kaiser Aluminum	30,738a	1,466,510
KapStone Paper and Packaging	110,041b	1,873,998
LSB Industries	39,452b	1,188,294
Myers Industries	93,688	856,308
Neenah Paper	43,859	844,724
Olympic Steel	27,727	758,888
OM Group	80,688b	2,919,292

PolyOne	243,032b	3,195,871
Quaker Chemical	28,901	1,109,220
RTI International Metals	71,968b	2,079,156
Schulman (A.)	68,436	1,461,109
Schweitzer-Mauduit International	44,159	2,647,774
Stepan	21,702	1,573,829
STR Holdings	97,465a,b	1,781,660
Texas Industries	61,648a	2,449,275
Wausau Paper	119,356	1,022,881
Zep	49,942	902,452
		53,373,045
Telecommunication Services--.7%
Atlantic Tele-Network	20,169	753,312
Cbeyond	55,335a,b	810,658
Cincinnati Bell	557,952b	1,590,163
General Communication, Cl. A	93,140b	1,127,925
Neutral Tandem	86,899a,b	1,313,913
NTELOS Holdings	60,809	1,225,909
USA Mobility	61,809	1,055,698
		7,877,578
Utilities--3.8%
Allete	68,671	2,534,647
American States Water	40,277	1,369,418
Avista	157,974	3,578,111
Central Vermont Public Service	15,853	340,364
CH Energy Group	40,454	1,966,469
El Paso Electric	119,347b	3,216,402
Laclede Group	47,182	1,792,916
New Jersey Resources	101,162	4,244,758
Northwest Natural Gas	67,977	3,029,055
NorthWestern	95,716	2,703,020
Piedmont Natural Gas	186,103a	5,222,050
South Jersey Industries	65,592	3,426,526
Southwest Gas	118,018	4,394,990
UIL Holdings	137,624	4,154,869
UniSource Energy	98,019	3,510,060
		45,483,655
Total Common Stocks
(cost $1,058,205,624)		1,188,976,545
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 3/24/11
(cost $849,841)	850,000[d]	849,829

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,682,000)	12,682,000[e]	12,682,000

Investment of Cash Collateral for
Securities Loaned--7.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $92,624,136)	92,624,136[e]	92,624,136

Total Investments (cost $1,164,361,601)	107.5%	1,295,132,510

Liabilities, Less Cash and Receivables	(7.5%)	(90,773,480)
Net Assets	100.0%	1,204,359,030

a Security, or portion thereof, on loan. At January 31, 2011, the market value of the fund's securities on loan was $90,635,299 and the value of the collateral held by the fund was $92,624,136.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,164,361,601.

Net unrealized appreciation on investments was $130,770,909 of which $231,111,607 related to appreciated investment securities and $100,340,698 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.0
Financial	18.6
Industrial	15.9
Consumer Discretionary	13.9
Health Care	12.4
Short-Term/Money Market Investments	8.8
Energy	5.6
Materials	4.4
Utilities	3.8
Consumer Staples	3.4
Telecommunication Services	.7
107.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2011	($)
Financial Futures Long
Russell 2000 Mini	189	14,745,780	March 2011	(129,160)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)